Nuveen Exchange-Traded Fund

OCTOBER 31, 1997

Annual Report

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NQI
Insured Quality

NIO
Insured Opportunity

NIF
Premier
Insured Income

NPX
Insured Premium Income 2

Photo of: People walking along beach.

Build Your Wealth Automatically


Nuveen offers a number of convenient ways to add to your portfolio and earn the tax-free income you need to achieve your financial goals.


NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time.


EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.


HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase
                                                (continued on inside back cover)

Blow-in copy:
BUILD A BETTER PORTFOLIO WITH NUVEEN
Your financial adviser can show you how you can combine this Nuveen fund with other Nuveen stock and bond investments to build a portfolio that will help you meet your short- and longer-term goals.

Together, you can craft an investment portfolio that provides the income you need today and is positioned for the growth you need for tomorrow, while simultaneously offering tax-efficiency and moderated overall risk.

Talk with your adviser about putting Nuveen's full family of funds and trusts to work for you.

NUVEEN INVESTMENTS CAN HELP
YOU SUSTAIN THE WEALTH OF A LIFETIME

MUTUAL FUNDS
Nuveen Rittenhouse Growth Fund (available February 1998)
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
National Municipal Bond Funds
State-Specific Municipal Bond Funds

UNIT TRUSTS
Equity
Corporate Bond
Municipal Bond

EXCHANGE-TRADED FUNDS
MUNI PREFFERED(R)
PRIVATE ASSET MANAGEMENT

For more information about any of these Nuveen products, including charges and expenses, call your financial adviser for a prospectus where available, or call Nuveen at (800) 621-7227. Please read it carefully before you invest.

Contents

  2   DEAR SHAREHOLDER
  4   ANSWERING YOUR QUESTIONS
  7   NQI PERFORMANCE OVERVIEW
  8   NIO PERFORMANCE OVERVIEW
  9   NIF PERFORMANCE OVERVIEW
 10   NPX PERFORMANCE OVERVIEW
 11   SHAREHOLDER MEETING REPORT
 13   FINANCIAL SECTION
 67   FUND INFORMATION


GHOSTED IMAGE OF: PEOPLE WALKING ALONG BEACH.

Dear Shareholder

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Wealth takes a lifetime to build. Once achieved, it should be preserved.

It's a pleasure to report to you on the performance of your Nuveen exchange-traded funds. Over the past 12 months, the funds have performed well, rewarding investors with dependable tax-free income and attractive returns.

Investors continued to enjoy solid dividend yields generated by each fund's portfolio of municipal bonds. As of October 31, 1997, new shareholders were receiving current market yields that ranged from 5.84% to 6.25%. To match these yields, investors in the 31% federal tax bracket would have had to earn at least 8.46% on taxable alternatives. Dividend stability continues to be a hallmark of the Nuveen exchange-traded funds, as the dividends for the four funds in this report were declared a total of 48 times over the past year with only one adjustment.

For the fiscal year ended October 31, 1997, the total return on net asset value of the funds ranged between 8.22% and 10.15%, providing taxable-equivalent returns of 11.15% to 12.72% for investors in the 31% federal income tax bracket. For shareholders in higher tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each fund on pages 7-10.

As the year draws to a close, it seems appropriate to take a moment to look back over what has been an exceptional time for the American economy, the financial markets--and the investors in those markets. 1997 has been distinguished by continued economic strength, the lowest unemployment rates in more than two decades, and progress on fiscal issues, including a reduction in the federal deficit. While much of investors' attention has remained focused on the stock market, the achievements of the bond market should not be overlooked. During 1997, the environment for bond performance was enhanced by a substantial decline in interest rates, reflecting investors' confidence that inflation can remain near its current annual rate of 2.2%, one of the lowest levels for the Consumer Price Index in 30 years.

The events of 1997 have also focused renewed attention on the need for diversification and asset allocation. Stock market volatility, especially in late October, provided a vivid illustration of the steadying effect that fixed income investments can provide in a well- constructed investment portfolio. Nuveen exchange-traded funds provide an excellent balance to other stock and bond investments, and their current yields make them very attractive.

You already know you can rely on Nuveen to provide the tax-advantaged investments you need to achieve your investment goals. Your financial adviser can introduce you to a variety of other Nuveen products and services to round out your portfolio of core investments, including the Nuveen Growth and Income Stock Fund and two balanced stock and bond funds. We have also expanded our private asset management capabilities through the acquisition of Rittenhouse Financial Services, a well-respected growth investment manager. We encourage you to talk to your financial adviser about ways to complement your current Nuveen investment by taking advantage of these additional products and services.

We at Nuveen remain committed to providing you with quality investment solutions that withstand the test of time. We thank you for your confidence in us and our family of investments, and we look forward to our next report to you.

Sincerely,





TIMOTHY R. SCHWERTFEGER
Chairman of the Board
December 12, 1997



"The funds have performed well, rewarding investors with dependable tax-free income and attractive returns."

Answering Your Questions


Photo of: Ted Neild.



Ted Neild, managing director of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected the performance of the funds over the past year.


WHAT ECONOMIC AND MARKET FACTORS INFLUENCED THE PERFORMANCE OF THE FUNDS OVER THE PAST YEAR?
Over the past 12 months, the performance of the municipal bond market was influenced by three major factors: the continued strength of the U.S. economy, minimal inflation (both of which are reflected in the steady-to-declining interest rates evident during the year), and volatility in the equity markets. During 1997, these factors contributed to a positive environment for fixed-income investments, including municipal issues.

Between November 1996 and October 1997, the yield on the 30-year Treasury bond dropped from 6.68% to 6.15%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.80% to 5.40%. The spread between tax-free municipal bonds and taxable Treasury bonds remained tight, making municipal bonds very attractive. The total returns produced in this environment were somewhat muted by a heavy supply of newly issued municipal bonds that temporarily impacted bond prices. The increased supply worked to our advantage, however, as it expanded opportunities to find value in the marketplace.


HOW HAVE THESE FUNDS PERFORMED DURING THIS PERIOD?
As Tim mentioned in his letter to shareholders, total returns for these funds ranged from 8.22% to 10.15% for the 12 months ended October 31, 1997.

The performance of the Nuveen funds covered in this report should be evaluated in light of the fact that, like many of our older funds, they were originally constructed in the higher interest rate environment of the early 1990s. This means that a large number of bonds in the portfolios are currently valued at substantial premiums. These bonds offer the benefit of additional price stability in volatile markets, but their upside potential during market rallies can be limited.

Over the past year we have held the bonds in these portfolios, with their emphasis on current income and price stability, rather than selling them in an effort to extend duration. In this way, we were able to maintain attractive yields, reduce price volatility, and limit capital gains distributions to shareholders, resulting in more tax-efficient funds.

HOW DOES THE USE OF LEVERAGE IMPACT THE FUNDS' DIVIDENDS?
All the funds in this report use leverage as an additional way to enhance income for common shareholders. Leveraged funds issue short-term preferred shares, which is similar to borrowing money at short-term rates and then investing the proceeds into long-term bonds. The difference in rates boosts the dividend for common shareholders. The dividends of leveraged funds also can be affected by a sudden or prolonged rise in short-term interest rates. As short-term rates increase, preferred shareholders enjoy higher dividends and less income is available for common shareholders.


WHAT ARE YOUR KEY STRATEGIES FOR THE COMING YEAR?
We are currently pursuing several strategies aimed at enhancing the structure of the portfolios. Specifically, we will be focusing on upgrading the call protection of the Nuveen exchange-traded funds. By selling bonds with shorter call protection to retail buyers, we can redeploy assets into the institutional and new offering markets, extending call protection while supporting the funds' dividend yields. We will also be exploring opportunities to purchase discount bonds, which offer the potential for price appreciation as well as longer duration and added income stability if interest rates continue to decline.

Secondly, while credit spreads are tight, we will continue to take advantage of opportunities to purchase bonds with good credit quality at yields that are similar to bonds with lower ratings. During the past year, as the yield differentials between AAA and BBB bonds narrowed, we were able to buy the more highly rated bonds without sacrificing much yield, thereby enhancing the credit quality of our portfolios. We believe that as credit spreads widen again, these high-quality issues will increase in value relative to lower-rated bonds.

We will also continue to look for bonds that are underpriced or undervalued by the market. We believe that by concentrating on identifying individual bonds with current yields, prices, credit quality and future prospects that are exceptionally attractive in relation to other bonds in the market, the portfolio will be positioned to deliver above-market performance.

We also plan to leverage the supply-and-demand opportunities created by new issues and explore bonds that may be overlooked in the secondary markets as attention focuses on new issues. Excess supply, particularly in New York and the Sunbelt states, should create buying opportunities. In New York, the supply of newly issued bonds rose 36% in the first nine months of 1997, compared with a 17% increase in municipal supply nationally. Typically, such heavy supply temporarily depresses bond prices, enabling us to inexpensively purchase longer-term bonds, which have the potential to outperform comparable investment candidates.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
Looking at the year ahead, we believe the overall market will continue to strike a good balance between supply and demand. We expect supply to increase as new issuers continue to enter the market. On the demand side, volatility in the equity markets, plus the potential for a weakening of the economy, could spark increased interest in bonds of all types.

Over the past year, we have seen the number of advance refundings by bond issuers rise. If the lower interest rate environment continues, we can expect more issuers to follow their example. In an advance refunding, the proceeds of a new bond issue are invested in U.S. government or agency securities, with the loan secured by project revenues or general tax receipts. The cash from the escrow account is used to pay off the debt on the original bond issue. Because the coupon rate of the original bond is typically higher than that of the new issue, which is now secured by the federal government and rated AAA, the refunded bonds will appreciate in value.

Overall, we expect our portfolios to continue to benefit from tight credit spreads, as we take advantage of opportunities to enhance quality, yield and the potential for price appreciation.


" We believe that by concentrating on identifying individual bonds with current yields, prices, credit quality and future prospects that are exceptionally attractive in relation to other bonds in the market, the port folio will be positioned to deliver above-market performance."

Nuveen Insured Quality Municipal Fund, Inc.
Performance Overview
As of October 31, 1997

NQI


Fund Highlights
---------------------------------------------------------

Inception Date                                      12/90
---------------------------------------------------------
Share Price                                        15 5/8
---------------------------------------------------------
Net Asset Value                                    $15.68
---------------------------------------------------------
Average Weighted Duration (Years)                    5.33
---------------------------------------------------------
Average Weighted Maturity (Years)                    23.4
---------------------------------------------------------
Net Assets ($000)                                $848,362
---------------------------------------------------------
Current Market Yield                                6.11%
---------------------------------------------------------
Taxable Equivalent Yield(1)                         8.86%
---------------------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------------------

1-Year                                              8.22%
---------------------------------------------------------
3-Year                                              9.93%
---------------------------------------------------------
5-Year                                              8.01%
---------------------------------------------------------
Since Inception                                     8.78%
---------------------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------------------

1-Year                                             11.15%
---------------------------------------------------------
3-Year                                             12.95%
---------------------------------------------------------
5-Year                                             11.13%
---------------------------------------------------------
Since Inception                                    11.87%
---------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 The fund paid shareholders a capital gains distribution in December of $0.0709 per share.



PIE CHARTS:

Credit Quality
Escrowed                                  23%
Insured                                   77%


Diversification
Transportation                             5%
Water & Sewer                              5%
General Obligation                         6%
Other                                      8%
Health Care                               12%
Lease Rental                               4%
Pollution Control                         13%
Escrowed Bonds                            23%
Housing                                   24%


BAR CHART:

Dividend History(3)

11/96              0.082
12/96              0.082
1/97               0.082
2/97               0.082
3/97               0.082
4/97               0.082
5/97               0.082
6/97               0.082
7/97               0.082
8/97               0.0795
9/97               0.0795
10/97              0.0795

Nuveen Insured Municipal Opportunity Fund, Inc.
Performance Overview
As of October 31, 1997

NIO

Fund Highlights
---------------------------------------------------------

Inception Date                                       9/91
---------------------------------------------------------
Share Price                                        15 3/4
---------------------------------------------------------
Net Asset Value                                    $15.78
---------------------------------------------------------
Average Weighted Duration (Years)                     5.2
---------------------------------------------------------
Average Weighted Maturity (Years)                   23.12
---------------------------------------------------------
Net Assets ($000)                              $1,861,771
---------------------------------------------------------
Current Market Yield                                6.25%
---------------------------------------------------------
Taxable Equivalent Yield(1)                         9.06%
---------------------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------------------

1-Year                                              8.32%
---------------------------------------------------------
3-Year                                             11.03%
---------------------------------------------------------
5-Year                                              8.83%
---------------------------------------------------------
Since Inception                                     8.65%
---------------------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------------------

1-Year                                             11.25%
---------------------------------------------------------
3-Year                                             14.06%
---------------------------------------------------------
5-Year                                             11.89%
---------------------------------------------------------
Since Inception                                    11.62%
---------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 The fund paid shareholders a capital gains distribution in December of $0.0240 per share.



PIE CHARTS:

Credit Quality
Escrowed                                  31%
Insured                                   69%


Diversification

Water & Sewer                              4%
Lease Rental                               4%
Transportation                             5%
Other                                      6%
Pollution Control                         13%
Utilities                                  3%
Housing                                   17%
Health Care                               17%
Escrowed Bonds                            31%


BAR CHART:

Dividend History(3)
11/96              0.082
12/96              0.082
1/97               0.082
2/97               0.082
3/97               0.082
4/97               0.082
5/97               0.082
6/97               0.082
7/97               0.082
8/97               0.082
9/97               0.082
10/97              0.082

Nuveen Premier Insured Municipal Income Fund, Inc.
Performance Overview
As of October 31, 1997

NIF

Fund Highlights
-----------------------------------------------------------

Inception Date                                        12/91
-----------------------------------------------------------
Share Price                                        15 11/16
-----------------------------------------------------------
Net Asset Value                                      $15.84
-----------------------------------------------------------
Average Weighted Duration (Years)                      5.59
-----------------------------------------------------------
Average Weighted Maturity (Years)                     20.62
-----------------------------------------------------------
Net Assets ($000)                                  $443,173
-----------------------------------------------------------
Current Market Yield                                  5.97%
-----------------------------------------------------------
Taxable Equivalent Yield(1)                           8.65%
-----------------------------------------------------------

Annualized Total Return (at NAV)
-----------------------------------------------------------

1-Year                                                8.56%
-----------------------------------------------------------
3-Year                                               10.60%
-----------------------------------------------------------
5-Year                                                8.99%
-----------------------------------------------------------
Since Inception                                       8.35%
-----------------------------------------------------------

Taxable Equivalent Total Return(2)
-----------------------------------------------------------

1-Year                                               11.35%
-----------------------------------------------------------
3-Year                                               13.49%
-----------------------------------------------------------
5-Year                                               11.90%
-----------------------------------------------------------
Since Inception                                      11.17%
-----------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


PIE CHARTS:

Credit Quality

Escrowed                                  40%
Insured                                   60%


Diversification
Other                                      7%
Transportation                             3%
General Obligation                         9%
Utilities                                  3%
Housing                                   10%
Pollution Control                         14%
Health Care                               14%
Escrowed Bonds                            40%


BAR CHART:

Dividend History
11/96              0.078
12/96              0.078
1/97               0.078
2/97               0.078
3/97               0.078
4/97               0.078
5/97               0.078
6/97               0.078
7/97               0.078
8/97               0.078
9/97               0.078
10/97              0.078

Nuveen Insured Premium Income Municipal Fund 2
Performance Overview
As of October 31, 1997

NPX




Fund Highlights
----------------------------------------------------------

Inception Date                                        7/93
----------------------------------------------------------
Share Price                                        12 7/16
----------------------------------------------------------
Net Asset Value                                     $13.60
----------------------------------------------------------
Average Weighted Duration (Years)                     6.12
----------------------------------------------------------
Average Weighted Maturity (Years)                    19.45
----------------------------------------------------------
Net Assets ($000)                                 $775,213
----------------------------------------------------------
Current Market Yield                                 5.84%
----------------------------------------------------------
Taxable Equivalent Yield(1)                          8.46%
----------------------------------------------------------

Annualized Total Return (at NAV)
----------------------------------------------------------

1-Year                                              10.15%
----------------------------------------------------------
3-Year                                              13.65%
----------------------------------------------------------
Since Inception                                      4.91%
----------------------------------------------------------

Taxable Equivalent Total Return(2)
----------------------------------------------------------

1-Year                                              12.72%
----------------------------------------------------------
3-Year                                              16.38%
----------------------------------------------------------
Since Inception                                      7.47%
----------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


PIE CHARTS:

Credit Quality
Escrowed 10%
Insured  90%


Diversification
Pollution Control   9%
Water & Sewer       6%
Transportation     10%
Health Care         5%
Escrowed Bonds     10%
Lease Rental        3%
Utilities          11%
Other               2%
Housing            21%
General Obligation 23%


BAR CHART:

Dividend History
11/96              0.0605
12/96              0.0605
1/97               0.0605
2/97               0.0605
3/97               0.0605
4/97               0.0605
5/97               0.0605
6/97               0.0605
7/97               0.0605
8/97               0.0605
9/97               0.0605
10/97              0.0605

Shareholder
Meeting Report

Annual Meeting Date: July 30, 1997
                                                                                               Premier
                                               Insured Quality Insured Opportunity      Insured Income
Total Shares Outstanding:                      37,417,314.9990     79,724,513.4990     19,123,476.2800
======================================================================================================
Total Shares Voted:                            29,284,206.8540     64,248,640.8420     15,384,497.8330
======================================================================================================
Robert P. Bremner           For                29,004,600.9520     63,608,428.0410     15,158,751.6450
                            Withhold              279,605.9020        640,212.8010        225,746.1880
------------------------------------------------------------------------------------------------------
                            Total              29,284,206.8540     64,248,640.8420     15,384,497.8330
======================================================================================================
Lawrence H. Brown           For                29,047,151.9820     63,641,402.8600     15,170,481.4360
                            Withhold              237,054.8720        607,237.9820        214,016.3970
------------------------------------------------------------------------------------------------------
                            Total              29,284,206.8540     64,248,640.8420     15,384,497.8330
======================================================================================================
Anthony T. Dean             For                29,046,522.9700     63,648,223.0300     15,171,469.4360
                            Withhold              237,683.8840        600,417.8120        213,028.3970
------------------------------------------------------------------------------------------------------
                            Total              29,284,206.8540     64,248,640.8420     15,384,497.8330
======================================================================================================
Anne E. Impellizzeri        For                29,044,595.4820     63,635,484.8080     15,172,955.2330
                            Withhold              239,611.3720        613,156.0340        211,542.6000
------------------------------------------------------------------------------------------------------
                            Total              29,284,206.8540     64,248,640.8420     15,384,497.8330
======================================================================================================
Peter R. Sawers             For                29,046,837.9700     63,644,694.8600     15,170,814.4360
                            Withhold              237,368.8840        603,945.9820        213,683.3970
------------------------------------------------------------------------------------------------------
                            Total              29,284,206.8540     64,248,640.8420     15,384,497.8330
======================================================================================================
Judith M. Stockdale         For                28,993,390.2520     63,593,348.5330     15,155,983.0640
                            Withhold              290,816.6020        655,292.3090        228,514.7690
------------------------------------------------------------------------------------------------------
                            Total              29,284,206.8540     64,248,640.8420     15,384,497.8330
======================================================================================================
Ratification of Auditors    For                28,909,060.1110     63,234,465.1120     15,142,771.4120
                            Against                91,823.3810        240,775.0760        100,432.5320
                            Abstain               283,323.3620        773,400.6540        141,293.8890
------------------------------------------------------------------------------------------------------
                            Total              29,284,206.8540     64,248,640.8420     15,384,497.8330
======================================================================================================

Shareholder
Meeting Report

Annual Meeting Date: July 30, 1997
                                    Insured Premium Income 2
Total Shares Outstanding:                   37,239,037.0000
===========================================================
Total Shares Voted:                         28,289,023.3390
===========================================================
Robert P. Bremner           For             28,052,493.0180
                            Withhold           236,530.3210
-----------------------------------------------------------
                            Total           28,289,023.3390
===========================================================
Lawrence H. Brown           For             28,063,883.6920
                            Withhold           225,139.6470
-----------------------------------------------------------
                            Total           28,289,023.3390
===========================================================
Anthony T. Dean             For             28,064,048.6200
                            Withhold           224,974.7190
-----------------------------------------------------------
                            Total           28,289,023.3390
===========================================================
Anne E. Impellizzeri        For             28,048,341.4840
                            Withhold           240,681.8550
-----------------------------------------------------------
                            Total           28,289,023.3390
===========================================================
Peter R. Sawers             For             28,057,614.6920
                            Withhold           231,408.6470
-----------------------------------------------------------
                            Total           28,289,023.3390
===========================================================
Judith M. Stockdale         For             28,057,067.2640
                            Withhold           231,956.0750
-----------------------------------------------------------
                            Total           28,289,023.3390
===========================================================
Ratification of Auditors    For             27,929,575.6860
                            Against             69,780.8040
                            Abstain            289,666.8490
-----------------------------------------------------------
                            Total           28,289,023.3390
===========================================================

Financial Section

     Contents

14    PORTFOLIO OF INVESTMENTS
50    STATEMENT OF NET ASSETS
52    STATEMENT OF OPERATIONS
54    STATEMENT OF CHANGES IN NET ASSETS
56    NOTES TO FINANCIAL STATEMENTS
64    FINANCIAL HIGHLIGHTS
66    INDEPENDENT AUDITOR'S REPORT


GHOSTED IMAGE OF: PEOPLE WALKING ALONG BEACH.

Portfolio of Investments
Nuveen Insured Quality
Municipal Fund, Inc. (NQI)
   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               ALABAMA - 1.0%

$  8,500,000   The Special Care Facilities Financing Authority of the City of Birmingham-Medical Center
                  East, Health Care Facility Revenue Refunding Bonds, Medical Center East, Series
                  1986 (Birmingham, Alabama), 7.250%, 7/01/15                         12/97 at 101         Aaa       $   8,607,355

               ALASKA - 0.6%

   5,000,000   Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1989,
                  7.125%, 6/01/06                                                      6/99 at 102         Aaa           5,323,150

               ARIZONA - 5.3%

   5,000,000   City of Phoenix (Arizona), Civic Improvement Corporation, Wastewater System Lease
                  Revenue Bonds, Series 1993, 6.125%, 7/01/23 (Pre-refunded to 7/01/03)7/03 at 102         AAA           5,528,800

  10,000,000   Industrial Development Authority of The County of Pima (Arizona), Health Care System
                  Revenue Bonds, Carondelet Health Services, Inc., St. Joseph's and St. Mary's
                  Hospitals and Health Centers Issue, Series 1991, 6.750%, 7/01/16     7/01 at 102         Aaa          10,914,700

  10,000,000   Business Development Finance Corporation, Tucson (Arizona), Local Development Lease
                  Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/08                7/02 at 102         Aaa          10,895,400

  15,250,000   City of Tucson, Arizona, Water System Revenue Bonds, Series 1991, 7.100%, 7/01/18
                  (Pre-refunded to 7/01/01)                                            7/01 at 102         Aaa          17,029,523

               ARKANSAS - 2.3%

   9,450,000   Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds,
                  1995 Series B (Mortgage-Backed Securities Program), 6.700%, 7/01/27
                  (Alternative Minimum Tax)                                            7/05 at 102         AAA          10,129,455

               Pope County, Arkansas, Solid Waste Disposal Revenue Bonds, Series
               1991 (Arkansas Power & Light Company Project):
   6,400,000      8.000%, 1/01/21 (Alternative Minimum Tax)                            1/01 at 102         BBB           7,055,360
   2,250,000      8.000%, 1/01/21 (Alternative Minimum Tax)                            1/01 at 102         Aaa           2,496,285

               CALIFORNIA - 9.3%

               California Housing Finance Agency Home Mortgage Revenue Bonds, 1997 Series E:
   3,000,000      5.650%, 8/01/17 (Alternative Minimum Tax)                            8/07 at 102         Aaa           3,038,280
  14,075,000      5.750%, 2/01/29 (Alternative Minimum Tax)                            8/07 at 102         Aaa          14,253,612

   5,500,000   California Statewide Communities Development Authority, Certificates of Participation,
                  The Salk Institute For Biological Studies, San Diego, California,
                  6.200%, 7/01/24                                                      7/04 at 102         AAA           5,883,295

   9,830,000   Certificates of Participation (1991 Financing Project), County of Alameda, California,
                  Alameda County Public Facilities Corporation, 6.000%, 9/01/21        9/06 at 102         Aaa          10,490,969

  12,695,000   Antioch Area Public Facilities Financing Agency, Community Facilities District No. 1989-1,
                  Series 1993 Special Tax Bonds, 5.000%, 8/01/18                       8/02 at 102         Aaa          12,295,742

   5,000,000   Inland Empire Solid Waste Financing Authority, Revenue Bonds, 1996 Series B (Landfill
                  Improvement Financing Project), 6.000%, 8/01/16 (Alternative
                  Minimum Tax)                                                         8/06 at 102         Aaa           5,241,750

  11,270,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A,
                  Sales Tax Revenue Refunding Bonds, Series 1993-A, 5.000%, 7/01/21    7/03 at 100         Aaa          10,743,240

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               CALIFORNIA - continued

$  6,910,000   Ontario Redevelopment Financing Authority (San Bernardino County, California, 1993
                  Revenue Bonds (Ontario Redevelopment Project No. 1), 5.850%, 8/01/22 8/03 at 102         Aaa       $   7,344,846

   8,500,000   Airports Commission, City and County of San Francisco, California, San Francisco
                  International Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation
                  Program), 6.250%, 5/01/26 (Alternative Minimum Tax)                  5/05 at 101         Aaa           9,046,890

               COLORADO - 2.9%

               Colorado Health Facilities Authority, Insured Hospital Revenue
               Bonds (PSL Healthcare System Project) Series 1991A:
   5,000,000      7.250%, 2/15/16 (Pre-refunded to 2/15/01)                            2/01 at 102         Aaa           5,554,800
   4,500,000      6.250%, 2/15/21 (Pre-refunded to 2/15/01)                            2/01 at 102         Aaa           4,862,385

   2,205,000   Adams County, Colorado, Single Family Revenue Refunding Bonds, 1991 Series A-2,
                  8.700%, 6/01/12                                                      6/01 at 103         Aaa           2,398,114

   5,630,000   Public Highway Authority, Arapahoe County, Colorado, Capital Improvement Trust Fund
                  Highway Revenue Bonds (E-470 Project), Vehicle Registration Fee Bonds,
                  6.150%, 8/31/26                                                      8/05 at 103         Aaa           6,126,679

   3,540,000   Castle Pines Metropolitan District, Douglas County, Colorado, General
                  Obligation Refunding and Improvement Bonds, Series 1990,
                  7.625%, 12/01/15 (Pre-refunded to 12/01/00)                         12/00 at 102         Aaa           3,967,420

     195,000   El Paso County, Colorado, Colorado Local Single Family Mortgage Revenue Bonds, 1990
                  Series A, 7.850%, 9/01/09 (Alternative Minimum Tax)                  9/00 at 102         AAA             204,748

   1,145,000   Jefferson County, Colorado, Single Family Revenue Refunding Bonds, Series 1991A,
                  8.875%, 10/01/13                                                     4/01 at 103         Aaa           1,228,104

               DISTRICT OF COLUMBIA - 2.0%

  15,450,000   District of Columbia (Washington, D.C.), General Obligation Bonds (Series 1990B),
                  7.500%, 6/01/10 (Pre-refunded to 6/01/00)                            6/00 at 102         Aaa          16,992,683

               FLORIDA - 1.3%

  10,575,000   Florida Housing Finance Agency, Single Family Mortgage Revenue Bonds, 1994 Series B,
                  6.650%, 7/01/26 (Alternative Minimum Tax)                            7/04 at 102         Aaa          11,231,179

               HAWAII - 2.8%

   6,130,000   Department of Budget and Finance of the State of Hawaii, Special Purpose Revenue
                  Bonds (Hawaiian Electric Company, Inc. and Subsidiaries Projects), Series 1992,
                  6.550%, 12/01/22 (Alternative Minimum Tax)                          12/02 at 103         Aaa           6,669,992

  16,180,000   Department of Budget and Finance of the State of Hawaii, Special Purpose Revenue
                  Bonds (Hawaii Electric Company, Inc. and Subsidiaries Projects), Series 1996A,
                  6.200%, 5/01/26 (Alternative Minimum Tax)                            5/06 at 101         Aaa          17,218,756

               ILLINOIS - 8.2%

  18,880,000   Illinois Health Facilities Authority, FHA Insured Mortgage Revenue Bonds, Series 1996
                  (Sinai Health System), 6.000%, 2/15/24                               2/06 at 102         Aaa          19,824,378

   5,000,000   Central Lake County Joint Action Water Agency, Lake County, Illinois, Water Revenue
                  Bonds, Series 1991, 7.000%, 5/01/20 (Pre-refunded to 5/01/01)        5/01 at 102         Aaa           5,543,800

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               ILLINOIS - continued

$ 10,000,000   City of Chicago, General Obligation Bonds, Project Series 1995, 6.125%, 1/01/167/05 at 102  Aaa       $  10,750,100

   6,000,000   City of Chicago, Chicago-O'Hare International Airport, General Airport Second Lien
                  Revenue Refunding Bonds, 1994 Series A, 6.375%, 1/01/12              1/05 at 102         Aaa           6,584,280

   6,280,000   Public Building Commission of Chicago (Illinois), Building Revenue Bonds, Series A of
                  1990 (Board of Education of the City of Chicago), 7.125%, 1/01/15    1/00 at 102         Aaa           6,850,664

  10,325,000   Public Building Commission of Chicago (Illinois) Building Revenue Bonds, Series A of 1993
                  (Board of Education of the City of Chicago), 5.750%, 12/01/18       12/03 at 102         Aaa          10,619,882

     415,000   City of Moline, Illinois, City of Rock Island, Illinois, City of Urbana, Illinois, Single Family
                  Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities Program), Series 1990,
                  8.050%, 8/01/23 (Alternative Minimum Tax)                            8/00 at 102         Aaa             437,223

   7,700,000   Board of Trustees of Southern Illinois University, Southern Illinois University Medical
                  Facilities System Revenue Bonds, Series 1997, 5.875%, 4/01/23        4/07 at 102         Aaa           7,975,044

               INDIANA - 6.4%

   9,050,000   Indiana Development Finance Authority, Environmental Revenue Bonds, Series 1993B
                  (PSI Energy, Inc.), 5.750%, 2/15/28 (Alternative Minimum Tax)        2/03 at 102         Aaa           9,150,998

   2,395,000   Indiana Housing Finance Authority, Residential Mortgage Bonds, 1988 Series R-A,
                  8.375%, 1/01/20 (Alternative Minimum Tax)                        1/99 at 102 1/2          Aa           2,490,345

   9,500,000   Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds (GNMA
                  Collateralized Home Mortgage Program), 1990 Series C, 7.800%, 1/01/22
                  (Alternative Minimum Tax)                                            7/00 at 102         Aaa           9,978,800

   6,000,000   Jasper County, Indiana, Collateralized Pollution Control Refunding Revenue Bonds
                  (Northern Indiana Public Service Company Project), Series 1991,
                  7.100%, 7/01/17                                                      7/01 at 102         Aaa           6,586,920

   9,645,000   Marion County Convention and Recreational Facilities Authority (Indiana), Excise Taxes
                  Lease Rental Revenue Bonds, Series 1991B, 7.000%, 6/01/21
                  (Pre-refunded to 6/01/01)                                            6/01 at 102         Aaa          10,712,412

   4,230,000   City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (Indiana Michigan
                  Power Company Project), Series B, 7.600%, 3/01/16                    3/01 at 102         Aaa           4,680,622

  10,000,000   Hospital Authority of St. Joseph County (Indiana), Fixed Rate Hospital Revenue
                  Refunding Bonds, Series 1991A (Memorial Hospital of South Bend Project),
                  7.000%, 8/15/20                                                      8/01 at 102         Aaa          10,967,500

               IOWA - 0.7%

   5,305,000   City of Mason City, Iowa, Hospital Revenue Bonds (Sisters of Mercy Health Corporation),
                  1991 Series L, 7.000%, 8/15/21 (Pre-refunded to 8/15/01)             8/01 at 102         Aaa           5,917,462

               LOUISIANA - 2.7%

   2,415,000   Louisiana Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue
                  Bonds, Series 1988, 8.300%, 11/01/20 (Alternative Minimum Tax)      11/98 at 102         Aaa           2,513,749

  13,170,000   City of New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1995,
                  6.200%, 10/01/21                                                    10/05 at 102         Aaa          14,326,194

   5,440,000   Orleans Levee District (A Political Subdivision of the State of Louisiana), Public
                  Improvement Bonds, Series 1986, 5.950%, 11/01/15                    12/05 at 103         Aaa           5,766,019

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               MAINE - 1.6%

$ 12,745,000   Maine State Housing Authority, Mortgage Purchase Bonds, 1991 Series A,
                  7.400%, 11/15/22                                                     5/01 at 102         Aaa       $  13,491,730

               MASSACHUSETTS - 0.9%

   7,100,000   Massachusetts Housing Financing Agency, Single Family Housing Revenue Bonds,
                  Series 12, 7.500%, 12/01/13                                          6/99 at 102         Aaa           7,455,213

               MINNESOTA - 1.6%

  11,945,000   Minneapolis/Saint Paul Housing Finance Board (Single Family Mortgage Revenue Bonds
                  (Minneapolis/Saint Paul Family Housing Program, Phase VI), 8.300%, 8/01/21
                  (Alternative Minimum Tax)                                            8/98 at 102         AAA          12,338,110

   1,505,000   City of St. Louis Park, Minnesota, Single Family Residential Mortgage Revenue Refunding
                  Bonds (GNMA Mortgage-Backed Securities Program) Series 1991-A,
                  7.250%, 4/20/23                                                      4/01 at 102         Aaa           1,591,492

               MISSISSIPPI - 2.7%

   8,750,000   Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 1996C,
                  7.600%, 6/01/29 (Alternative Minimum Tax)                            6/06 at 105         Aaa           9,905,525

   5,920,000   Mississippi Housing Finance Corporation, Single Family Mortgage Purchase Revenue
                  Bonds, Series 1989 (GNMA Mortgage-Backed Securities Program), 8.250%, 10/15/18
                  (Alternative Minimum Tax)                                           10/99 at 102         Aaa           6,250,928

   2,545,000   Harrison County, Wastewater Management District (Mississippi), Wastewater Treatment
                  Facilities Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13   No Opt. Call         Aaa           3,450,893

   2,715,000   Harrison County, Wastewater Management District (Mississippi), Wastewater Treatment
                  Facilities Revenue Refunding Bonds, Series 1991B, 7.750%, 2/01/14   No Opt. Call         Aaa           3,490,703

               MISSOURI - 0.6%
   5,000,000   St. Louis Municipal Finance Corporation, City Justice Center, Leasehold Revenue
                  Improvement Bonds, Series 1996 (City of St. Louis, Missouri,
                  Lessee), 6.000%, 2/15/19                                            2/06 at 102          Aaa           5,327,500

               NEVADA - 2.0%

   3,270,000   Clark County, Nevada, Industrial Development Revenue Bonds (Nevada Power Company
                  Project), Series 1990, 7.800%, 6/01/20 (Alternative Minimum Tax)     6/00 at 102         Aaa           3,575,058

  13,185,000   Washoe County, Nevada, Hospital Refunding Revenue Bonds (Washoe Medical Center,
                  Inc. Project), Series 1994A, 6.000%, 6/01/19                         6/04 at 102         Aaa          13,814,188

               NEW JERSEY - 0.5%

   3,750,000   New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Monmouth
                  Medical Center Issue, Series C, 6.250%, 7/01/24                      7/04 at 102         Aaa           4,073,325

               NEW MEXICO - 2.6%

   3,850,000   New Mexico Mortgage Finance Authority, Multifamily Housing Refunding Revenue Bonds,
                  1990 Series A, 7.625%, 1/01/24                                       1/01 at 102         AAA           4,112,108

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               NEW MEXICO - continued

$  5,000,000   City of Albuquerque, New Mexico, Airport Revenue Bonds, Series 1995A, 6.600%, 7/01/16
                  (Alternative Minimum Tax)                                            7/00 at 105         Aaa   $       5,459,950

   6,000,000   City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds (Southern
                  California Edison Company Four Corners Project), 1991 Series A,
                  7.200%, 4/01/21                                                      4/01 at 102          A+           6,539,220

   5,750,000   City of Santa Fe, New Mexico, Revenue Bonds, Series 1994A, 6.300%, 6/01/24
                  (Pre-refunded to 6/01/04)                                            6/04 at 100         Aaa           6,366,573

               NEW YORK - 17.1%

   7,000,000      New York State Energy Research and Development Authority,
                  Facilities Refunding Revenue Bonds, Series 1995 (Consolidated
                  Edison Company of New York, Inc.
                  Project), 6.100%, 8/15/20                                            7/05 at 102          A1           7,413,280

  12,000,000   New York State Finance Agency, Housing Project Mortgage Revenue Bonds, 1996 Series A
                  Refunding, 6.125%, 11/01/20                                          5/06 at 102         Aaa          12,670,680

  12,860,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home
                  Insured Mortgage Revenue Bonds, 1989 Series A, 7.600%, 2/15/29       2/99 at 102          AA          13,650,633

  20,250,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital
                  Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                  (Pre-refunded to 2/15/00)                                            2/00 at 102         Aaa          22,105,913

  12,000,000   New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured
                  Mortgage Revenue Bonds, 1994 Series A, 6.900%, 8/15/34               2/05 at 102         Aaa          13,623,720

   5,000,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series MM-1,
                  7.950%, 10/01/21 (Alternative Minimum Tax)                           2/01 at 102         Aa2           5,331,250

               The City of New York, General Obligation Bonds, Fiscal 1991 Series A:
   2,000,000      8.000%, 3/15/11                                                  3/00 at 101 1/2         Aaa           2,193,120
   6,000,000      7.250%, 3/15/19                                                  3/00 at 101 1/2         Aaa           6,486,000

  17,700,000   New York City Housing Development Corporation, Multi-Unit Mortgage Refunding Bonds
                  (FHA Insured Mortgage Loans), 1991 Series A, 7.250%, 6/01/19         6/01 at 102         Aaa          18,889,971

               New York City, New York, Municipal Water Finance Authority, Water
               and Sewer System Revenue Bonds, Fiscal 1996 Series A:
  20,000,000      5.500%, 6/15/23                                                      6/05 at 100         Aaa          20,147,200
  10,335,000      6.000%, 6/15/25                                                      6/05 at 101         Aaa          10,912,313

  10,000,000   New York City Transit Authority, Transit Facilities Revenue Bonds, Series 1990
                  (Livingston Plaza Project), 7.500%, 1/01/20
                  (Pre-refunded to 1/01/00)                                            1/00 at 102         Aaa          10,905,500

               NORTH DAKOTA - 2.6%

  21,075,000   Mercer County, North Dakota, Pollution Control Refunding Revenue Bonds, Second 1995
                  Series (Basin Electric Power Cooperative-Antelope Valley Unit 1 and Common
                  Facilities), 6.050%, 1/01/19                                         1/05 at 102         Aaa          22,382,072

               OHIO - 0.6%

   5,000,000   County of Lucas, Ohio, Hospital Improvement and Refunding Revenue Bonds, Series 1993
                  (The Toledo Hospital), 5.000%, 11/15/22                             11/03 at 102         Aaa           4,746,800

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               OKLAHOMA - 1.5%

$  1,840,000   Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, 1991 Series A,
                  7.200%, 3/01/11                                                      3/01 at 102         Aaa       $   1,947,511

   9,900,000   Pottawatomie County Development Authority, Water Revenue Bonds,
                  Series 1990 (North Deer Creek Reservoir Project), 7.375%, 7/01/26
                  (Pre-refunded to 7/01/00)                                            7/00 at 102         Aaa          10,899,999

               OREGON - 1.2%

  10,000,000   Oregon Health Sciences University, Insured Revenue Bonds, 1995 Series B,
                  5.250%, 7/01/25                                                      7/06 at 102         Aaa           9,941,500

               PENNSYLVANIA - 6.2%

   8,685,000   Pennsylvania Higher Education Assistance Agency, Student Loan Adjustable Rate Tender
                  Revenue Refunding Bonds, 1985 Series A, 6.800%, 12/01/00            No Opt. Call         Aaa           9,314,402

   7,000,000   County of Allegheny, Pennsylvania, Airport Revenue Refunding Bonds, Series 1997A (AMT),
                  (Pittsburgh International Airport), 5.250%, 1/01/16 (Alternative
                  Minimum Tax)                                                         1/08 at 101         Aaa           6,902,770

   7,000,000   Berks County Municipal Authority (Pennsylvania), Hospital Revenue Bonds (The Reading
                  Hospital and Medical Center Project), Series B of 1994,
                  6.100%, 10/01/23                                                    10/04 at 102         Aaa           7,393,470

   7,250,000   Lehigh County Industrial Development Authority, Pollution Control Revenue
                  Refunding Bonds, 1995 Series A (Pennsylvania Power & Light
                  Company Project), 6.150%, 8/01/29                                    8/05 at 102         Aaa           7,770,840

  14,190,000   City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds, Sixteenth Series,
                  7.000%, 8/01/21 (Pre-refunded to 8/01/01)                            8/01 at 102         Aaa          15,815,323

   5,000,000   Health Care Facilities Authority of Sayre (Pennsylvania), Series 1991A Revenue Bonds,
                  Guthrie Healthcare System, 7.100%, 3/01/17                           3/01 at 102         Aaa           5,464,450

               RHODE ISLAND - 3.0%

  12,500,000   Rhode Island Depositors Economic Protection Corporation, Special Obligation Bonds,
                  1991 Series A, 7.500%, 8/01/14 (Pre-refunded to 8/01/01)             8/01 at 102         Aaa          14,146,500

   5,050,000   Rhode Island Port Authority and Economic Development Corporation, Airport Revenue Bonds,
                  1994 Series A, 6.625%, 7/01/24 (Alternative Minimum Tax)             7/04 at 102         Aaa           5,538,840

   5,000,000   Providence Public Buildings Authority, Revenue Bonds, Series A, 7.250%, 12/15/10
                  (Pre-refunded to 12/15/00)                                          12/00 at 102         Aaa           5,552,000

               TENNESSEE - 0.6%

   5,170,000   The Health, Educational and Housing Facilities Board of the County of
                  Sullivan, Tennessee, Hospital Revenue Bonds, Series 1993 (Holston
                  Valley Health Care,  Inc.), 5.750%, 2/15/13                          2/03 at 102         Aaa           5,349,709

               TEXAS - 4.1%

   8,000,000   Abilene Health Facilities Development Corporation, Hospital Revenue Refunding and
                  Improvement Bonds, (Hendrick Medical Center Project), Series 1995C,
                  6.150%, 9/01/25                                                      9/05 at 102         Aaa           8,515,200

   4,695,000   Harris County, Texas, Health Facilities Development Corporation, Special Facilities Revenue
                  Bonds (Texas Medical Center Project), Series 1990, 7.375%, 5/15/20 (Pre-refunded
                  to 5/15/00)                                                          5/00 at 102         Aaa           5,146,190

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               TEXAS - continued

               Harris County Hospital District, Refunding Revenue Bonds, Series 1990:
$  3,000,000      7.500%, 2/15/03                                                     No Opt. Call         Aaa       $   3,424,440
   5,000,000      7.400%, 2/15/10                                                     No Opt. Call         Aaa           5,947,350

   4,100,000   City of Houston, Texas, Airport System Senior Lien Revenue Bonds, Series 1988,
                  8.200%, 7/01/17 (Alternative Minimum Tax)                        7/98 at 102 1/2         Aaa           4,301,269

   7,450,000   Matagorda County Navigation, District Number One (Texas), Pollution Control Revenue
                  Refunding Bonds (Central Power and Light Company Project), Series 1995,
                  6.100%, 7/01/28                                                      7/00 at 102         Aaa           7,780,333

               UTAH- 2.0%

  10,770,000   Intermountain Power Agency (Utah), Power Supply Revenue Refunding Bonds, 1993
                  Series A, 5.000%, 7/01/23                                            7/03 at 100          A1          10,089,551

   6,000,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals, Inc.),
                  Series 1988 A, 8.000%, 5/15/07                                       5/98 at 102         AAA           7,118,820

               VERMONT - 0.2%

   2,000,000   Vermont Housing Finance Agency, Single Family Housing Bonds, Series 9,
                  6.000%, 5/01/37                                                  6/07 at 101 1/2         Aaa           2,040,040

               VIRGINIA - 0.2%

   1,420,000   Chesapeake Hospital Authority, Hospital Facility Revenue Bonds (Chesapeake General
                  Hospital), Series 1990, 7.600%, 7/01/00                             No Opt. Call         Aaa           1,544,221

               WASHINGTON - 0.5%

   3,380,000   Skagit County Public Hospital District 1, Revenue Refunding Bonds, Affiliated Health
                  Services, Series 1997, 5.250%, 12/01/17 (DD)                        12/07 at 101         Aaa           3,279,850

   1,350,000   Skagit County Public Hospital District 304, Revenue Refunding Bonds, Affiliated Health
                  Services, 5.250%, 12/01/17 (DD)                                     12/07 at 101         Aaa           1,310,000

               WISCONSIN - 0.9%

               Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds,
               Series 1990B (Waukesha Memorial Hospital, Inc. Project):
   6,405,000      7.250%, 8/15/19 (Pre-refunded to 8/15/00)                            8/00 at 102         Aaa           7,044,538
     450,000      7.250%, 8/15/19                                                      8/00 at 102         Aaa             489,878


$783,785,000   Total Investments - (cost $773,176,807) - 98.7%                                                         837,219,866
============

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               Temporary Investments in Short-Term Municipal Securities - 0.3%

$  2,900,000   Moffat County Pollution Control Revenue (Pacificorp Projects), AMBAC, Variable Rate
============      Demand Bonds, 4.250%, 5/01/13+                                                        VMIG-1       $   2,900,000
               -------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.0%                                                                      8,241,912
               -------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                     $ 848,361,778
               ===================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(DD)Security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).

Portfolio of Investments
Nuveen Insured Municipal
Opportunity Fund, Inc. (NIO)
   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               ALABAMA - 3.0%

$  3,850,000   Alabama Housing Finance Authority, Multifamily Housing Revenue Refunding Bonds
                  (GNMA Collateralized - Royal Hills), 1995 Series F, 6.500%, 7/20/30  7/05 at 103         Aaa       $   4,113,225

  11,000,000   The Special Care Facilities Financing Authority of the City of Birmingham (Alabama),
                  Baptist Medical Centers, Revenue Bonds, Series 1995-B (Baptist Health System, Inc.),
                  5.875%, 11/15/20                                                     5/05 at 102         Aaa          11,385,220

               The Special Care Facilities Authority Of The City Of Birmingham -
               Baptist Medical Centers, Revenue Bonds, Series 1996-A (Baptist
               Health System, Inc.):
   7,465,000      5.875%, 11/15/19                                                    11/06 at 102         Aaa           7,769,423
  15,000,000      5.875%, 11/15/26                                                    11/06 at 102         Aaa          15,624,300

   3,745,000   City of Demopolis, Alabama, General Obligation Warrants, Series 1991, 6.900%, 6/01/16
                  (Pre-refunded to 6/01/01)                                            6/01 at 102         Aaa           4,163,054

   8,000,000   Houston County Health Care Authority, Hospital Revenue Bonds, Southeast Alabama
                  Medical Center, Series 1989, 7.250%, 10/01/19 (Pre-refunded
                  to 10/01/99)                                                        10/99 at 102         Aaa           8,622,320

   4,250,000   County Board of Education of Shelby County, Alabama, Capital Outlay Refunding
                  School Warrants, Series 1995, 5.875%, 2/01/17                        2/05 at 102         Aaa           4,442,270

               ALASKA - 1.1%

   4,000,000   Alaska Energy Authority, Power Revenue Bonds, Second Series (Bradley Lake
                  Hydroelectric Project), 7.250%, 7/01/21                              7/00 at 102         Aaa           4,364,320

  15,950,000   Alaska State Housing Finance Corporation, Governmental Purpose Bonds, 1995 Series A,
                  5.875%, 12/01/30                                                    12/05 at 102         Aaa          16,258,952

               ARIZONA - 1.0%

   5,000,000   Coconino County, Arizona, Pollution Control Corporation, Pollution ControlRevenue
                  Refunding Bonds (Arizona Public Service Company), 1993 Series A,
                  5.875%, 8/15/28                                                      8/03 at 102        Baa1           5,171,400

  12,465,000   The Industrial Development Authority of the County of Pima (Arizona), Industrial
                  Development Lease Obligation Refunding Revenue Bonds, 1988 Series A
                  (Irvington Project), 7.250%, 7/15/10                                 1/02 at 103         Aaa          13,946,091

               ARKANSAS - 0.7%

  12,880,000   Arkansas Development Finance Authority, Single Family Mortgage Revenue
                  Bonds, 1990 Series A (GNMA-Backed Securities Program), 7.400%, 9/01/23
                  (Alternative Minimum Tax)                                            9/01 at 102         AAA         13,702,259

               CALIFORNIA - 9.0%

               California Health Facilities Financing Authority, Insured Health
               Facility Revenue Bonds, 1991 Series D (Catholic Healthcare West):
   9,000,000      6.500%, 7/01/16 (Pre-refunded to 7/01/01)                            7/01 at 102         Aaa           9,881,280
  14,000,000      6.650%, 7/01/21 (Pre-refunded to 7/01/01)                            7/01 at 102         Aaa          15,441,720

     425,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1991 Series C,
                  7.450%, 8/01/11 (Alternative Minimum Tax)                            8/01 at 102          Aa             435,753

   6,135,000   California Housing Finance Agency, Housing Revenue Bonds, 1994 Series C,
                  6.250%, 8/01/25                                                      8/04 at 102         Aaa           6,415,860

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               CALIFORNIA - continued

               California Rural Home Mortgage, Finance Authority, Single Family
               Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1996
               Series A:
$  3,865,000      7.550%, 11/01/26 (Alternative Minimum Tax)                          No Opt. Call         AAA       $   4,439,262
   3,210,000      7.750%, 5/01/27 (Alternative Minimum Tax)                           No Opt. Call         AAA           3,690,665

   7,000,000   California Statewide Communities Development Authority, Certificates of Participation,
                  Huntington Memorial Hospital, 5.800%, 7/01/26                        7/06 at 102         AAA           7,229,950

   3,100,000   Campbell Union School District, Santa Clara County, California, 1994 General Obligation
                  Bonds, Series A, 6.250%, 8/01/19                                     8/04 at 102         Aaa           3,367,561

   8,200,000   Castaic Lake Water Agency (California), Refunding Revenue Certificates of
                  Participation (Water System Improvement Projects), Series 1994A,
                  6.300%, 8/01/20                                                      8/04 at 102         Aaa           8,867,070

  11,750,000   East Bay Municipal Utility District (Alameda and Contra Costa Counties, California),
                  Water System Subordinated Revenue Refunding Bonds, Series 1993A,
                  5.000%, 6/01/21                                                      6/03 at 102         Aaa          11,186,940

   5,500,000   Fallbrook Union High School District (San Diego County, California), 1994 General
                  Obligation Bonds, Series A, 6.250%, 9/01/19                          9/04 at 102         Aaa           5,978,555

   6,530,000   La Quinta Financing Authority, Local Agency Revenue Bonds, Series 1991 (City Hall
                  Project), 6.650%, 10/01/18 (Pre-refunded to 10/01/00)               10/00 at 102         Aaa           7,128,409

   9,000,000   County of Orange, California, Refunding Recovery Bonds, 1995 Series A,
                  5.750%, 6/01/15                                                      6/05 at 102         Aaa           9,369,450

  12,500,000   County of Orange, California, 1996 Recovery Certificates of Participation, Series A,
                  6.000%, 7/01/26                                                      7/06 at 102         Aaa          13,246,750

   6,500,000   City of Salinas, Housing Facility Refunding Revenue Bonds, Series 1994A (GNMA
                  Collateralized - Villa Serra Project), 6.600%, 7/20/30               7/04 at 102         AAA           6,896,890

   8,500,000   Airports Commission, City and County of San Francisco, California, San Francisco
                  International Airport, Second Series Revenue Bonds, Issue 11 (Noise Insulation
                  Program), 6.250%, 5/01/26 (Alternative Minimum Tax)                  5/05 at 101         Aaa           9,046,890

  18,000,000   Airports Commission, City and County of San Francisco, California, San Francisco
                  International Airport, Second Series Revenue Bond, Issue 13B, 5.500%, 5/01/26
                  (Alternative Minimum Tax)                                            5/06 at 101         Aaa          17,974,260

   9,560,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue Bonds,
                  Series 1997A, 5.250%, 1/15/30                                        1/07 at 102         Aaa           9,427,594

  11,000,000   Santa Ana Financing Authority, Police Administration and Housing Facility Lease
                  Revenue Bonds, Series 1994A, 6.250%, 7/01/24                        No Opt. Call         Aaa          12,686,740

   5,500,000   Santa Clara County Financing Authority, Lease Revenue Bonds (VMC Facility
                  Replacement Project), 1994 Series A, 6.750%, 11/15/20
                  (Pre-refunded to 11/15/04)                                          11/04 at 102          Aaa          6,397,820

               COLORADO - 0.8%

  14,150,000   Board of Water Commissioners, City and County of Denver, Colorado, Certificates of
                  Participation, Series 1991, 6.625%, 11/15/11                        11/01 at 101         Aaa          15,356,146

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               CONNECTICUT - 0.2%

$  2,500,000   State of Connecticut, Health and Educational Facilities Authority, Revenue Bonds,
                  Choate Rosemary Hall Issue, Series A, 7.000%, 7/01/25
                  (Pre-refunded to 7/01/04)                                           7/04 at 101          Aaa      $    2,881,925

               DISTRICT OF COLUMBIA - 2.5%

  19,355,000   District of Columbia (Washington, D.C.), General Obligation Bonds (Series 1989A),
                  7.500%, 6/01/09 (Pre-refunded to 6/01/99)                            6/99 at 102         Aaa          20,751,657

   3,000,000   District of Columbia (Washington, D.C.), Hospital Revenue Bonds (National Rehabilitation
                  Hospital, Inc. Issue), Series 1989A, Medlantic Healthcare Group, 7.100%, 11/01/11
                  (Pre-refunded to 11/01/99)                                          11/99 at 102         Aaa           3,227,970

   6,000,000   District of Columbia, Hospital Improvement and Refunding Revenue Bonds (Children's
                  Hospital Issue), Series 1992A, 6.250%, 7/15/19                       7/02 at 102         Aaa           6,361,440

   4,920,000   District of Columbia Housing Finance Agency, Collateralized Single Family Mortgage
                  Revenue Bonds, Series 1988C, 7.850%, 12/01/22 (Alternative
                  Minimum Tax)                                                         6/00 at 102         AAA           5,163,048

   4,820,000   District of Columbia Housing Finance Agency, Collateralized Single Family Mortgage
                  Revenue Bonds, Series 1990B, 7.100%, 12/01/24 (Alternative
                  Minimum Tax)                                                        12/01 at 102         AAA           5,076,569

   5,000,000   District of Columbia, Revenue Bonds (The American College of Obstetricians and
                  Gynecologists Issue), Series 1991, 6.500%, 8/15/18                   8/01 at 102         Aaa           5,434,350

               FLORIDA - 1.4%

  12,250,000   Florida Housing Finance Agency, Home Ownership Revenue Refunding Bonds, 1987
                  Series G1, 8.595%, 11/01/17                                         No Opt. Call         AAA          14,132,213

   5,685,000   Florida Housing Finance Agency, Single Family Mortgage Refunding Bonds, 1987
                  Series One Class B, 7.100%, 1/01/17                                 12/97 at 103         AAA           5,866,181

   3,015,000   Housing Finance Authority of Dade County (Florida), Single Family Mortgage
                  Revenue Refunding Bonds, 1991 Series D, 6.950%, 12/15/12            12/01 at 102         Aaa           3,208,442

   3,055,000   Escambia County Housing Finance Authority (Florida), Single Family Mortgage
                  Revenue Bonds (Multi-County Program), Series 1995, 6.950%, 10/01/27
                  (Alternative Minimum Tax)                                            4/05 at 102         Aaa           3,279,451

               GEORGIA - 1.0%

   8,315,000   The Fulton-De Kalb Hospital Authority, Georgia, Revenue Certificates, Series 1991 (Grady
                  Memorial Hospital), 6.900%, 1/01/15 (Pre-refunded to 1/01/01)        1/01 at 102         Aaa           9,120,640

   5,000,000   The Hospital Authority Of Hall and The City Of Gainesville, Revenue Anticipation
                  Certificates (Northeast Georgia Healthcare Project), Series 1995,
                  6.000%, 10/01/20                                                    10/05 at 102         Aaa           5,278,850

   5,000,000   The Glynn-Brunswick Memorial Hospital Authority, Revenue Anticipation Certificates
                  (Southeast Georgia Health Systems Project), Series 1996,
                  5.250%, 8/01/13                                                      8/06 at 102         Aaa           5,056,950

               HAWAII - 1.4%

  24,250,000   Department of Budget and Finance of the State of Hawaii, Special Purpose Revenue
                  Bonds (Hawaii Electric Company, Inc. and Subsidiaries Projects), Series 1996A,
                  6.200%, 5/01/26 (Alternative Minimum Tax)                            5/06 at 101         Aaa          25,806,850

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               IDAHO - 0.6%

$  2,870,000   Idaho Housing Agency, Single Family Mortgage Bonds, 1994 Series B,
                  6.750%, 7/01/22                                                     No Opt. Call          Aa       $   3,137,111

   2,755,000   Idaho Housing Agency Single Family Alternative Minimum Tax, 6.900%, 7/01/26
                  (Alternative Minimum Tax)                                           No Opt. Call          Aa           3,055,488
   4,365,000   Idaho Housing Agency, Single Family Mortgage Bonds, 1995 Series B,
                  6.600%, 7/01/27                                                      1/05 at 102         Aaa           4,622,841

               ILLINOIS - 8.3%

  20,000,000   Illinois Health Facilities Authority, Brokaw-Mennonite Association, Revenue Refunding
                  Bonds, Series 1992 (BroMenn Healthcare), 6.250%, 8/15/18             8/02 at 102         Aaa          21,243,600

   3,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1990 (Alexian Brothers
                  Medical Center, Inc. Project), 7.125%, 1/01/21                       1/01 at 102         Aaa           3,810,380

   2,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1991 (Memorial Medical
                  Center System Project), Springfield, Illinois, 7.100%, 10/01/21     10/01 at 102         Aaa           2,756,750

   2,440,000   Illinois Housing Development Authority, Residential Mortgage Revenue Bonds, 1989
                  Series A, 7.400%, 2/01/20 (Alternative Minimum Tax)                  8/99 at 102         Aa2           2,522,643

               Participations, The State of Illinois, Department of Central Management Services,
               Illinois Student Assistance Commission:
   2,965,000      6.875%, 7/01/07                                                      7/02 at 102         Aaa           3,287,829
   6,085,000      6.950%, 7/01/13                                                      7/02 at 102         Aaa           6,736,704

   5,000,000   State of Illinois, Civic Center Bonds (Dedicated Tax Revenue), Series 1990-A,
                  7.000%, 12/15/10                                                    12/00 at 102         Aaa           5,468,500

   6,515,000   City of Berwyn, Illinois, Revenue Bonds, Series 1991 (MacNeal Memorial Hospital
                  Association Project), 7.000%, 6/01/15 (Pre-refunded to 6/01/01)      6/01 at 102         Aaa           7,224,549

   4,055,000   Central Lake County Joint Action Water Agency, Lake County, Illinois, General
                  Obligation Water Refunding Bonds, Series 1992, 6.000%, 2/01/19       2/03 at 102          Aa           4,223,647

  10,000,000   City of Chicago (Illinois), General Obligation Adjustable Rate Bonds, Central Public
                  Library Project, Series C of 1988, 6.850%, 1/01/17 (Pre-refunded
                  to 7/01/02)                                                      7/02 at 101 1/2         Aaa          11,214,900

   5,750,000   City of Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 1990, 6.500%, 1/01/16
                  (Pre-refunded to 1/01/01)                                            1/01 at 100         Aaa           6,147,555

               The County of Cook, Illinois, General Obligation Bonds, Series 1991:
  18,430,000      6.750%, 11/01/18 (Pre-refunded to 11/01/01)                         11/01 at 102         Aaa          20,481,443
  26,475,000      6.250%, 11/01/21 (Pre-refunded to 11/01/01)                         11/01 at 102         Aaa          28,938,764

   6,370,000   City of Decatur, Macon County, Illinois (Decatur Memorial Hospital), Hospital Facility
                  Revenue Bonds, Series 1991B, 7.750%, 10/01/21 (Pre-refunded
                  to 10/01/01)                                                        10/01 at 102         Aaa           7,283,076

               Board of Governors of State Colleges and Universities, Eastern
               Illinois University, Auxiliary Facilities System Revenue Bonds,
               Series 1989:
  12,355,000      0.000%, 10/01/09                                                10/04 at 74 1/16         Aaa           6,386,670
  16,470,000      0.000%, 4/01/16                                                 10/04 at 47 1/16         Aaa           5,312,234

   4,560,000   County of Macon, Illinois, Revenue Bonds, Millikin University, Series 1995,
                  6.250%, 10/01/16                                                    10/05 at 100         Aaa           4,972,224

   5,000,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry, and Will
                  Counties, Illinois, General Obligation Bonds, Series 1994D, 6.750%, 6/01/25
                  (Pre-refunded to 6/01/04)                                            6/04 at 102         Aaa           5,738,600

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               INDIANA - 4.4%

$  2,600,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 1991
                  (Community Hospitals of Indiana), 7.000%, 7/01/21
                  (Pre-refunded to 7/01/01)                                            7/01 at 102         Aaa       $   2,888,054

  10,000,000   Indiana Health Facility Financing Authority, Hospital Revenue Refunding and
                  Improvement Bonds, Series 1995 (Community Hospitals Projects),
                  5.700%, 5/15/22                                                      5/06 at 102         Aaa          10,174,100

     825,000   Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds (GNMA
                  Collateralized Home Mortgage Program), 1990 Series D, 7.800% 1/01/22
                  (Alternative Minimum Tax)                                            7/00 at 102         Aaa             852,687

   2,215,000   Indiana Housing Financing Authority, Single Family Mortgage Revenue Bonds (GNMA
                  Collateralized Home Mortgage Program), 1990 Series B, 7.800%, 1/01/22
                  (Alternative Minimum Tax)                                            7/00 at 102         Aaa           2,331,022

  10,500,000   Hospital Authority of the CIty of Fort Wayne, Indiana, Revenue Bonds, Series 1992
                  (Parkview Memorial Hospital, Inc. Project), 6.400%, 11/15/22         11/02 a 102          A1          11,139,345

  12,250,000   City of Lawrenceburg, Indiana, Pollution Control Revenue Refunding Bonds (Indiana
                  Michigan Power Company Project), Series D, 7.000%, 4/01/15           4/02 at 102         Aaa          13,535,025

  12,950,000   Marion County Convention and Recreational Facilities Authority (Indiana), Excise Taxes
                  Lease Rental Revenue Bonds, Series 1991B, 7.000%, 6/01/21 (Pre-refunded
                  to 6/01/01)                                                          6/01 at 102         Aaa          14,383,177

   9,545,000   New Prairie School Building Corporation (LaPonte and St. Joseph Counties, Indiana),
                  First Mortgage Bonds, Series 1994, 7.200%, 7/15/21 (Pre-refunded
                  to 7/15/04)                                                          7/04 at 102         Aaa          11,221,102

  14,000,000   Holy Cross Health System Corporation, Indiana Hospital Revenue Bonds Issues,
                  Hospital Authority of Marshall County, Hospital Revenue Refunding Bonds,
                  Series 1991 (Holy Cross Parkview Hospital, Inc.), 7.000%, 12/01/12  12/01 at 102         Aaa          15,458,660

               IOWA - 1.4%

   5,000,000   City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy Hospital Project),
                  Series 1992, 6.250%, 7/01/22                                         7/02 at 102         Aaa           5,310,450

  11,400,000   City of Davenport, Iowa, Insured Hospital Revenue Bonds (St. Luke's Hospital),
                  1990 Series A, 7.400%, 7/01/20                                       7/00 at 102         Aaa          12,435,576

   7,000,000   Polk County, Iowa, Health Facilities Revenue Bonds, Catholic Health Corporation
                  (Mercy Health Center of Central Iowa Project), Series 1991,
                  6.750%, 11/01/15                                                    11/01 at 101         Aaa           7,597,170

               KANSAS - 0.1%

   2,380,000   Sedgwick County, Kansas, and Shawnee County, Kansas, GNMA Collateralized Mortgage
                  Revenue Bonds, Senior 1991 Series A, 7.300%, 12/01/12                6/01 at 103         Aaa           2,533,653

               KENTUCKY - 1.5%

  10,000,000   City of Danville, Kentucky, Multi-City Lease Revenue Bonds (Louisville and Jefferson
                  County Metropolitan Sewer District Sewer and Drainage System Revenue Project),
                  Fixed Rate Series 1991-G, 6.800%, 3/01/19 (Pre-refunded to 3/01/02)  3/02 at 102         Aaa          11,176,000

   5,000,000   County of Jefferson, Kentucky, Health Facilities Revenue Bonds, Series 1997
                  (University Medical Center, Inc Project), 5.500%, 7/01/17           7/07 at 101          Aaa           5,103,250

  53,000,000   Jefferson County, Kentucky, Capital Projects Corporation, Lease Revenue Bonds, Series
                  1989B, 0.000%, 8/15/19 (Pre-refunded to 2/15/01)               2/01 at 24 21/32          Aaa          11,357,370

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               LOUISIANA - 2.2%

$ 15,650,000   Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds (Southern
                  Baptist Hospital Project), Series 1992, 6.800%, 5/15/12
                  (Pre-refunded to 5/15/02)                                            5/02 at 102         Aaa       $  17,508,907

   5,340,000   Public Improvement Bonds, Issue of 1992, City of New Orleans, Louisiana,
                  7.000%, 9/01/19 (Pre-refunded to 9/01/02)                            9/02 at 100         Aaa           5,976,368

   9,270,000   Orleans Levee District (A Political Subdivision of the State of Louisiana) Public
                  Improvement Bonds, Series 1986, 5.950%, 11/01/15                    12/05 at 103         Aaa           9,825,551

   3,000,000   Parish of St. Charles, State of Louisiana, Pollution Control Revenue Bonds (Louisiana
                  Power and Light Company Project), Series 1991, 7.500%, 6/01/21
                  (Alternative Minimum Tax)                                            6/01 at 102         Aaa           3,317,340

   3,500,000   Hospital Service District No. 1 of the Parish of Tangipahoa, State of Louisiana,
                  Hospital Revenue Bonds (Series 1994), 6.250%, 2/01/24                2/04 at 102         Aaa           3,756,060

               MAINE - 0.6%

  10,500,000   Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1991,
                  6.375%, 7/01/21                                                      7/01 at 102         Aaa          11,310,285

               MASSACHUSETTS - 5.1%

   6,000,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Brigham
                  and Women's Hospital Issue, Series D, 6.750%, 7/01/24
                  (Pre-refunded to 7/01/01)                                            7/01 at 102         Aaa           6,625,080

   5,050,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Fallon
                  Healthcare System Issue, Series A, 6.750%, 6/01/20
                  (Pre-refunded to 6/01/01)                                            6/01 at 102         Aaa           5,558,384

  10,500,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New
                  England Medical Center Hospitals Issue, Series F, 6.625%, 7/01/25    7/02 at 102         Aaa          11,506,320

   5,850,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, South
                  Shore Hospital Issue, Series D, 6.500%, 7/01/22                      7/02 at 102         Aaa           6,380,361

   8,400,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire
                  Health Systems Issue, Series D, 6.000%, 10/01/13                    10/05 at 102         Aaa           8,962,044

   7,000,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate
                  Medical Center Issue, Series E, 6.000%, 7/01/26                      7/06 at 102         Aaa           7,406,420

   5,845,000   Massachusetts Housing Finance Agency, SIngle Family Housing Revenue Bonds,
                  Series 11, 7.750%, 12/01/20  (Alternative Minimum Tax)               6/99 at 102          Aa           6,133,801

  13,925,000   Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds,
                  Series 17, 7.150%, 12/01/24 (Alternative Minimum Tax)                6/01 at 102          Aa          14,700,344

  21,785,000   Massachusetts Housing Finance Agency, Insured Rental Housing Bonds, 1994 Series A,
                  6.650%, 7/01/19 (Alternative Minimum Tax)                            7/04 at 102         Aaa          23,305,593

   5,000,000   Massachusetts Housing Finance Agency, Housing Revenue Refunding Bonds, 1995
                  Series A, 6.100%, 12/01/16                                          12/05 at 102         Aaa           5,265,150

               MICHIGAN - 5.1%

   5,440,000   Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1991
                  Series A, 7.150%, 4/01/10 (Alternative Minimum Tax)                  1/02 at 102          A+           5,787,290

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               MICHIGAN - continued

$ 10,000,000   Michigan Strategic Fund, Limited Obligation Refunding Revenue Bonds (The Detroit
                  Edison Company Pollution Control Bonds Project), Collateralized Series 1991DD,
                  6.875%, 12/01/21                                                    12/01 at 102         Aaa   $      10,976,300

   5,930,000   Cheboygan Area Schools, Counties of Cheboygan and Presque Isle, State ofMichigan,
                  1996 School Building and State Bonds (General Obligation - Unlimited Tax),
                  5.700%, 5/01/16                                                      5/07 at 100         Aaa           6,135,712

  12,250,000   The Economic Development Corporation of the City of Detroit, Resource Recovery
                  Revenue Bonds, Series 1991A, 6.875%, 5/01/09 (Alternative MinimumTax)5/01 at 102         Aaa          13,300,683

  20,300,000   City of Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1991,
                  6.625%, 7/01/21 (Pre-refunded to 7/01/01)                            7/01 at 102         Aaa          22,329,391

  13,500,000   City of Detroit, Michigan, Water Supply System Revenue and Revenue Refunding
                  Bonds, Series 1993, 5.000%, 7/01/23                                  7/04 at 102         Aaa          12,753,720

   8,000,000   Gaylord Community Schools, Counties of Otsego and Antrim, State of Michigan, 1992
                  School Building and Site and Refunding Bonds, 0.000%, 5/01/21
                  (Pre-refunded to 5/01/07)                                       5/07 at 37 23/32         Aaa           1,920,720

   8,500,000   County of Jackson, Hospital Finance Authority, Hospital Revenue Refunding Bonds (W.A.
                  Foote Memorial Hospital, Jackson, Michigan), Series 1993A,
                  5.250%, 6/01/23                                                      6/03 at 102         Aaa           8,220,945

  27,000,000   Okemos Public School, County of Ingham, State of Michigan, 1991 School Building
                  and Site Bonds, Series I, 0.000%, 5/01/21
                  (Pre-refunded to 5/01/06)                                       5/06 at 34 17/32         Aaa           6,265,620

   7,590,000   Western Townships Utilities Authority, Sewage Disposal System Refunding Bonds,
                  Series 1991, 6.500%, 1/01/19                                         1/02 at 100         Aaa           8,145,436

               MINNESOTA - 0.7%

   5,000,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1992 Series E,
                  6.850%, 1/01/24 (Alternative Minimum Tax)                            7/02 at 102         AA+           5,296,450

   7,020,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1994 Series M,
                  6.700%, 7/01/26 (Alternative Minimum Tax)                            1/04 at 102         AA+           7,453,766

               MISSOURI - 0.5%

   5,745,000   Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds
                  (GNMA Mortgage-Backed Securities Program), 1991 Series C, 6.900%, 7/01/181/02 at 102     AAA           6,096,594

   3,445,000   Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds
                  (GNMA Mortgage-Backed Securities Program), 1989A, 7.900%, 2/01/21
                  (Alternative Minimum Tax)                                            2/99 at 102         AAA           3,581,250

               MONTANA - 1.5%

  26,000,000   City of Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds
                  (Puget Sound Power and Light Company Colstrip Project), Series 1992,
                  6.800%, 3/01/22                                                      3/02 at 102         Aaa          28,487,420

               NEBRASKA - 0.4%

   2,555,000   Nebraska Investment Finance Authority, SIngle Family Mortgage Revenue Bonds,
                  1988 Series 1, 8.125%, 8/15/38 (Alternative Minimum Tax)             8/98 at 102         Aaa           2,645,319

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               NEBRASKA - continued

$  4,000,000   Lancaster County Hospital Authority Revenue Bonds, Series 1997B (Bryan Memorial
                  Hospital), 5.375%, 6/01/22 (WI)                                      6/08 at 101         AAA       $   3,954,080

               NEVADA - 3.0%

   5,725,000   Nevada Housing Division, Single Family Program Bonds, 1994 Issue B-1 Senior Bonds,
                  6.700%, 10/01/17                                                     4/04 at 102         Aa2           6,067,870

   4,415,000   Nevada Housing Division, 6.950%, 10/01/26 (Alternative Minimum Tax)     4/04 at 102         Aa2           4,718,752

  29,775,000   Clark County, Nevada, Industrial Development Revenue Bonds (Nevada Power Company
                  Project), Series 1990, 7.800%, 6/01/20 (Alternative Minimum Tax)     6/00 at 102         Aaa          32,552,710

  11,000,000   Clark County, Nevada, Las Vegas-McCarran International Airport Passenger Facility
                  Charge, Revenue Bonds, 1992 Series A, 6.000%, 7/01/22                7/02 at 102         Aaa          11,603,460

               NEW HAMPSHIRE - 0.3%

   4,950,000   New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue
                  Bonds, Lakes Region Hospital Association Issue, Series 1993,
                  5.750%, 1/01/11                                                      1/03 at 102         Aaa           5,149,782

               NEW JERSEY - 0.2%

   3,220,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds, 1984 Series,
                  10.375%, 1/01/03                                                    No Opt. Call         AAA           3,777,511

               NEW YORK 4.1%

               Dormitory Authority of the State of New York, City University
               System Consolidated, Third General Resolution Revenue Bonds, 1994
               Series 2:
   3,000,000      6.250%, 7/01/19                                                      7/04 at 100         Aaa           3,218,910
   6,400,000      6.750%, 7/01/24 (Pre-refunded to 7/01/04)                            7/04 at 102         Aaa           7,386,304

   7,000,000   New York State Energy Research and Development Authority, Electric Facilities Revenue
                  Bonds, Series 1990 A (Consolidated Edison of New York, Inc. Project),
                  7.500%, 7/01/25 (Alternative Minimum Tax)                            7/99 at 101         Aaa           7,400,260

  18,220,000      New York State Energy Research and Development Authority,
                  Electric Facilities Revenue Bonds, Series 1989 C (Consolidated
                  Edison Company of New York, Inc.
                  Project), 7.250%, 11/01/24  (Alternative Minimum Tax)               11/98 at 101         Aaa          18,908,534

   3,000,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series KK,
                  7.800%, 10/01/20 (Alternative Minimum Tax)                          10/99 at 102         Aa2           3,152,580

   8,265,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series C, Fixed Rate Bonds,
                  6.250%, 8/01/10 (Pre-refunded to 8/01/02)                        8/02 at 101 1/2         Aaa           9,090,756

  10,000,000   New YorkCity Municipal Water Finance Authority, Water and Sewer System Revenue
                  Bonds, Fiscal 1996 Series B, 5.750%, 6/15/26                         6/06 at 101         Aaa          10,319,900

  15,600,000   Port of Authority of New York and New Jersey, Consolidated Revenue Bonds,
                  Ninety-Seventh Series, 6.650%, 1/15/23 (Alternative Minimum Tax)     1/05 at 101         Aaa          17,080,752

               NORTH CAROLINA - 2.7%

  45,000,000   City of Charlotte, North Carolina, Certificates of Participation, Series 1991 (Convention
                  Facility Project), 6.750%, 12/01/21 (Pre-refunded to 12/01/01)      12/01 at 102         Aaa          50,175,450

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               OHIO - 3.1%

               Ohio Air Quality Development Authority, Air Quality Development
               Revenue Refunding Bonds (JMG Funding Limited Partnership
               Project), Series 1994:
$ 13,750,000      6.375%, 1/01/29 (Alternative Minimum Tax)                           10/04 at 102         Aaa       $  14,845,600
   8,000,000      6.375%, 4/01/29 (Alternative Minimum Tax)                           10/04 at 102         Aaa           8,637,440

   9,490,000   Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (GNMA
                  Mortgage-Backed Securities Program), 1995 Series A-2, 6.625%, 3/01/26
                  (Alternative Minimum Tax)                                            3/05 at 102         AAA          10,145,949

  12,550,000   City of Cleveland, Ohio, Waterworks Improvement First Mortgage Revenue Bonds,
                  Series F, 1992 A, 6.500%, 1/01/21 (Pre-refunded to 1/01/02)          1/02 at 102         Aaa          13,835,246

   9,000,000   County of Lucas, Ohio, Hospital Improvement Revenue Bonds, Series 1992 (St. Vincent
                  Medical Center), 6.625%, 8/15/22 (Pre-refunded to 8/15/02)           8/02 at 102         Aaa           9,911,160

               OKLAHOMA - 3.0%

     920,000   Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, 1991
                  Series A, 7.150%, 3/01/07                                            3/01 at 102         Aaa             972,201

  43,345,000   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage
               Revenue Bonds, Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax) No Opt. Call         AAA          49,150,117

   3,360,000   Norman Regional Hospital Authority (Norman, Oklahoma), Hospital Revenue Bonds,
                  Series 1991, 6.900%, 9/01/21 (Pre-refunded to 9/01/01)               9/01 at 102         Aaa           3,733,262

   1,440,000   Tulsa County Home Finance Authority, GNMA Collateralized Mortgage Revenue Bonds,
                  Series 1991C, 7.100%, 6/01/22 (Alternative Minimum Tax)             12/01 at 102         AAA           1,521,288

               OREGON - 0.3%

   5,500,000   State of Oregon, Housing and Community Services Department, Mortgage Revenue
                  Bonds (Single-Family Mortgage Program) 1995 Series A, 6.450%, 7/01/26
                  (Alternative Minimum Tax)                                            7/05 at 102         Aa2           5,853,265

               PENNSYLVANIA - 5.3%

   7,000,000   Certificates of Participation, Commonwealth of Pennsylvania, Harristown Development
                  Corporation, 6.250%, 5/01/16                                        11/01 at 102         Aaa           7,494,480

  14,700,000   County of Allegheny, Pennsylvania Airport Revenue Bonds, Series 1992A and 1992B
                  (Greater Pittsburgh International Airport), 6.625%, 1/01/22
                  (Alternative Minimum Tax)                                            1/02 at 102         Aaa          15,866,886

   7,000,000   Pollution Control Revenue Refunding Bonds, Beaver County Industrial Development
                  Authority, 1991 Series A, Pennsylvania Power Company Mansfield Project),
                  7.150%, 9/01/21                                                      9/01 at 102         Aaa           7,719,530

  24,800,000   Butler County Hospital Authority (Butler County, Pennsylvania), Hospital Revenue Bonds,
                  Series 1991 A (North Hills Passavant Hospital), 7.000%, 6/01/22 (Pre-refunded
                  to 6/01/01)                                                          6/01 at 102         Aaa          27,500,968

               Delaware County Industrial Development Authority, Pollution
               Control Revenue Refunding Bonds, 1991 Series A (Philadelphia
               Electric Company Project):
   5,000,000      7.375%, 4/01/21                                                      4/01 at 102        Baa1           5,459,200
   5,000,000      7.375%, 4/01/21                                                      4/01 at 102         Aaa           5,507,700

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               PENNSYLVANIA - continued

$ 10,000,000   The Harrisburg Authority (Dauphin County, Pennsylvania), Commonwealth of
                  Pennsylvania Lease Bonds, Series of 1991, 6.625%, 6/01/13            6/01 at 101         Aaa       $  10,896,900

   7,120,000   Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Bonds
                  (Lehigh Valley Hospital, Inc.), Series A of 1994, 6.250%, 7/01/22    7/04 at 102         Aaa           7,658,058

   8,950,000   Montgomery County Industrial Development Authority, Pollution Control Revenue
                  Refunding Bonds, 1992 Series A (Philadelphia Electric Company Project),
                  6.625%, 6/01/22                                                      6/02 at 102         Aaa           9,797,207

               RHODE ISLAND - 4.1%

   5,140,000   Rhode Island Depositors Economic Protection Corporation, Special Obligation Bonds,
                  1991 Series A, 7.100%, 8/01/18 (Pre-refunded to 8/01/01)             8/01 at 102         Aaa           5,746,366

  20,475,000   Rhode Island Depositors Economic Protection Corporation, Special Obligation
                  Refunding Bonds, 1992 Series B, 5.250%, 8/01/21
                  (Pre-refunded to 2/01/11)                                            2/11 at 100         Aaa          21,155,794

   4,100,000   Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue
                  Bonds, Lifespan Obligated Group Issue, Series 1996, 5.250%, 5/15/26  5/07 at 102         Aaa           3,999,263

  38,650,000   The Convention Center Authority (Rhode Island), Revenue Bonds, 1991 Series A,
                  6.700%, 5/15/20 (Pre-refunded to 5/15/01)                            5/01 at 102         Aaa          42,510,362

   2,195,000   Providence Housing Development Corporation, Mortgage Revenue Refunding Bonds,
                  Series 1994A (FHA Insured Mortgage Loan--Barbara Jordan Apartments
                  Project) (Providence, Rhode Island), 6.750%, 7/01/25                 7/04 at 102         Aaa           2,335,239

               SOUTH CAROLINA - 1.1%

               South Carolina Jobs-Economic Development Authority, Hospital
               Facilities Revenue Bonds, Series 1995 (Oconee Memorial Hospital,
               Inc.):
   3,000,000      6.150%, 3/01/15                                                      3/05 at 102         AAA           3,178,110
     775,000      6.150%, 3/01/25                                                      3/05 at 102         AAA             821,771

   5,275,000   Lexington County Health Services District, Inc., South Carolina, Hospital Revenue
                  Bonds, Series 1991, 6.750%, 10/01/18                                10/01 at 102         Aaa           5,761,302

  22,000,000   Piedmont Municipal Power Agency (South Carolina), Electric Revenue Bonds, 1988
                  Refunding Series, 0.000%, 1/01/13                                   No Opt. Call         Aaa           9,858,391

               SOUTH DAKOTA - 0.4%

   4,280,000   South Dakota Health and Educational Facilities Authority, Revenue Bonds Series 1989
                  (Rapid City Regional Hospital), 7.000%, 9/01/14                      9/99 at 102         Aaa           4,551,866

   2,800,000   South Dakota Health and Educational Facilities Authority, Revenue Bonds, Series 1990
                  (McKennan Hospital Issue), 7.250%, 7/01/15 (Pre-refunded to 7/01/00) 7/00 at 102         Aaa           3,070,312

               TENNESSEE - 0.4%

   7,500,000   Metropolitan Nashville Airport Authority (Tennessee), Airport Improvement Revenue
                  Bonds, Refunding Series 1991C, 6.600%, 7/01/15                       7/01 at 102         Aaa           8,161,725

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               TEXAS - 4.3%

$ 14,715,000   Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue
                  Bonds, 1996 Series D, 6.250%, 9/01/28 (Alternative Minimum Tax)      9/06 at 102         Aaa   $      15,324,790

   6,000,000   Brazos County Health Facilities, Development Corporation, Franciscan Services
                  Corporation, Obligated Group, Revenue Bonds, Series 1997 A,
                  5.375%, 1/01/28                                                      1/07 at 102         Aaa           5,950,800

   9,500,000   Coastal Bend Health Facilities Development Corporation, Incarnate Word Health
                  Services Revenue Bonds, Series 1993-A, 6.000%, 11/15/22             11/02 at 102         Aaa           9,891,875

   1,145,000   East Texas Housing Finance Corporation, Single Family Mortgage Revenue Bonds
                  (GNMA Mortgage-Backed Securities Program), Series 1990, 7.750%, 6/01/17
                  (Alternative Minimum Tax)                                            6/00 at 103         AAA           1,211,238

               Harris County, Texas, Toll Roll Senior Lien Revenue Bonds, Series 1989:
   9,000,000      0.000%, 8/15/18 (Pre-refunded to 8/15/09)                       8/09 at 53 13/16         Aaa           2,711,520
  39,000,000      0.000%, 8/15/19 (Pre-refunded to 8/15/09)                         8/09 at 50 1/4         Aaa          10,968,750
   7,280,000      0.000%, 8/15/20 (Pre-refunded to 8/15/09)                       8/09 at 46 29/32         Aaa           1,911,364
   5,085,000      0.000%, 8/15/21 (Pre-refunded to 8/15/09)                       8/09 at 43 25/32         Aaa           1,246,283

               City of Houston, Texas, Water and Sewer System, Junior Lien
               Revenue Refunding Bonds, Series 1991C:
     840,000      6.375%, 12/01/17 (Pre-refunded to 12/01/01)                         12/01 at 102         Aaa             923,210
  14,160,000      6.375%, 12/01/17                                                    12/01 at 102         Aaa          15,398,009

  13,500,000   Matagorda County Navigation District Number One (Texas), Pollution Control Revenue
                  Refunding Bonds (Central Power and Light Company Project), Series 1996,
                  6.125%, 5/01/30 (Alternative Minimum Tax)                            5/06 at 102         Aaa          14,254,515

               UTAH - 1.0%

   6,470,000   Utah Housing Finance Agency, Multifamily Housing Refunding Bonds, 1992 Issue A
                  (FHA Insured Mortgage Loans), 7.400%, 7/01/24                        1/02 at 102          AA           6,917,271

   4,370,000   Utah Housing Finance Agency, Single Family Mortgage Bonds, 1994 Issue D
                  (Federally Insured or Guaranteed Mortgage Loans), 6.750%, 1/01/27
                  (Alternative Minimum Tax)                                            7/04 at 102         Aaa           4,609,651

   6,250,000   Intermountain Power Agency, 7.000%, 7/01/15                             1/98 at 102         Aaa           6,390,188

               VIRGINIA - 0.4%

   8,000,000   Industrial Development Authority of Loudoun County, Virginia, Hospital Revenue Bonds
                  (Loudoun Hospital Center), Series 1995, 5.800%, 6/01/20              6/05 at 102         Aaa           8,224,480

               WASHINGTON - 4.7%

  19,750,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1989 (Group
                  Health Cooperative of Puget Sound, Seattle), 7.200%, 12/01/15       12/99 at 102         Aaa          21,195,108

   4,750,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue
                  Bonds, Series 1992A, 6.250%, 7/01/17                                 7/02 at 102         Aaa           5,100,313

   8,500,000   Washington Public Power Supply System, Nuclear Project No. 3, Refunding Revenue
                  Bonds, Series 1993B, 5.600%, 7/01/17                                 7/03 at 102         Aaa           8,581,005

   2,515,000   Public Utility District No. 1, of Douglas County, Washington, Wells Hydroelectric Revenue
                  Bonds, Series 1990, 7.800%, 9/01/18 (Alternative Minimum Tax)        9/00 at 102          A+           2,745,852

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               WASHINGTON - continued

$  4,500,000   Public Hospital District No. 1, King County, Washington (Valley Medical Center),
                  Hospital Facilities Revenue Bonds, Series 1990, 7.250%, 9/01/15
                  (Pre-refunded to 9/01/00)                                            9/00 at 102         Aaa   $       4,954,770

  24,675,000   Municipality of Metropolitan Seattle (Seattle, Washington), Limited Sales Tax
                  General Obligation Bonds, Series 1991 (Refunding),
                  6.625%, 1/01/17                                                  1/98 at 101 1/2          Aa          25,142,838

   4,250,000   Public Utility District No. 1 of Snohomish County, Washington, Generation System
                  Revenue Bonds, Series 1989, 6.650%, 1/01/16                         No Opt. Call         Aaa           5,012,705

  15,000,000   Public Utility District No. 1 of Snohomish County, Washington, Generation System
                  Revenue Bonds, Series 1993, 5.500%, 1/01/20                          1/03 at 100         Aaa          15,052,200

               WEST VIRGINIA - 1.1%

   5,050,000   State of West Virginia, University of West Virginia Board of Trustees, Dormitory
                  Revenue Bonds (West Virginia University Project), 1992 Series A, 6.750%, 5/01/17
                  (Pre-refunded to 5/01/02)                                            5/02 at 100         Aaa           5,563,282

   4,100,000   West Virginia Water Development Authority, Water Development Revenue Refunding
                  Bonds (Loan Program), 1991 Series A, 7.000%, 11/01/25               11/01 at 102         Aaa           4,552,804

  10,000,000   The County Commission of Harrison County, West Virginia, Solid Waste Disposal
                  Revenue Bonds (West Penn Power Company Harrison Station Project), Series B,
                  6.300%, 5/01/23 (Alternative Minimum Tax)                            5/03 at 102          A+          10,549,100

               WISCONSIN - 4.2%

  10,000,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1989
                  (St. Luke's Medical Center Project), 7.400%, 8/15/19
                  (Pre-refunded to 8/15/99)                                            8/99 at 102         Aaa          10,769,500

  10,000,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1990A
                  (Marshfield Clinic Project), 7.250%, 8/01/15                         8/00 at 102         Aaa          10,988,000

   8,150,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1991
                  (St. Luke's Medical Center Project), 7.100%, 8/15/19                 8/01 at 102         Aaa           9,103,876

  17,710,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1991-B
                  (Novus Health Group), 6.750%, 12/15/20 (Pre-refunded to 12/15/01)   12/01 at 102         Aaa          19,689,801

               Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1990B
               (Waukesha Memorial Hospital, Inc. Project):
   3,585,000      7.250%, 8/15/19 (Pre-refunded to 8/15/00)                            8/00 at 102         Aaa           3,942,962
     215,000      7.250%, 8/15/19                                                      8/00 at 102         Aaa             234,053

  15,000,000   Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1997
                  (Marshfield Clinic Project), 5.750%, 2/15/27                         2/07 at 102         AAA          15,336,150

   8,270,000   Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,
                  1992 Series A, 6.850%, 11/01/12                                     11/02 at 102         Aaa           8,767,349

$1,845,230,000 Total Investments - (cost $1,680,560,611) - 98.2%                                                     1,829,101,889
==============

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               Temporary Investments in Short-Term Municipal Securities - 0.1%

$  1,400,000   California Health Facilities Authority (St. Joseph Health System), Series 1991B,
============      Variable Rate Demand Bonds, 4.000%, 7/01/09+                                          VMIG-1       $   1,400,000

               Other Assets Less Liabilities - 1.7%                                                                     31,268,728
               -------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                    $1,861,770,617
               ===================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

(WI)Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments
Nuveen Premier Insured
Municipal Income Fund, Inc. (NIF)
   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               ALABAMA - 1.6%

$  2,250,000   BMC Special Care Facilities Financing Authority of The City of Montgomery, Revenue
                  Bonds, Series 1992-A (Baptist Medical Center), 5.750%, 1/01/22       1/02 at 100         Aaa       $   2,283,030
   3,000,000   BMC Special Care Facilities Financing Authority of The City of Montgomery, Revenue
                  Bonds, Series 1992-B (Baptist Medical Center), 6.700%, 12/01/10     12/02 at 102         Aaa           3,330,150

               Water Revenue Bonds, Series 1996 of West Morgan-East Lawrence Water Authority:
   1,000,000      5.625%, 8/15/21                                                      8/06 at 102         AAA           1,022,230
     400,000      5.625%, 8/15/25                                                      8/06 at 102         AAA             408,892

               ARKANSAS - 1.3%

   5,555,000   Sabastian County (Arkansas), Community Junior College District, General Obligation
                  Refunding and Improvement Bonds, Series 1997, 5.600%, 4/01/17 (DD)   4/07 at 101         Aaa           5,719,150

               CALIFORNIA - 17.3%

   1,090,000   Housing Authority of the County of Kern, Guaranteed Tax-Exempt Mortgage Obligations,
                  1994 Series A, Subseries I, 7.150%, 12/30/24 (Alternative
                  Minimum Tax)                                                        No Opt. Call         AAA           1,255,702

     595,000   Housing Authority of the County of Kern, Guaranteed Tax-Exempt Mortgage Obligations,
                  1994 Series A, Subseries III, 7.450%, 6/30/25 (Alternative
                  Minimum Tax)                                                         No Opt.Call         AAA           675,325

   6,045,000   La Verne - Grand Terrace Housing Finance Agency, Single Family Residential Mortgage
                  Revenue Bonds, 1984 Series A, 10.250%, 7/01/17                      No Opt. Call         Aaa           9,174,436

   5,840,000   Lancaster Redevelopment Agency, Lancaster Residential Redevelopment Project Area,
                  Tax Allocation Refunding Bonds, Issue of 1992, 6.100%, 8/01/19       8/01 at 102         Aaa           6,131,182

   5,040,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds,
                  1992 Refunding Series A, 10.000%, 7/01/04                           No Opt. Call         Aaa           6,624,122

   5,000,000   Ontario Redevelopment Financing Authority (San Bernardino County California), 1995
                  Revenue Refunding Bonds (Ontario Redevelopment Project No. 1),
                  7.400%, 8/01/25                                                     No Opt. Call         Aaa           6,602,200

   1,340,000   Pomona Public Financing Authority, California, 1992 Revenue Bonds, Series A (Water
                  Treatment Project), 6.100%, 7/01/17                                  7/02 at 102         Aaa           1,418,698

   8,880,000   City of Pomona, California, Single Family Mortgage Revenue Refunding Bonds (GNMA
                  and FHLMC Mortgage-Backed Securities), Series 1990B, 7.500%, 8/01/23No Opt. Call         Aaa          11,553,679

  10,305,000   City of San Bernardino, California, Single Family Mortgage Revenue Refunding Bonds
                  (GNMA Mortgage-Backed Securities), Series 1990A, 7.500%, 5/01/23    No Opt. Call         Aaa          12,611,465

  14,755,000   County of San Bernardino, California, Single Family Mortgage Revenue Bonds (GNMA
                  Mortgage-Backed Securities), 1988 Series A, 8.300%, 9/01/14 (Alternative
                  Minimum Tax)                                                        No Opt. Call         Aaa          18,866,628

   2,000,000   City of Santa Barbara, California, Certificates of Participation (1992 Water System
                  Improvement Project and Refunding), 6.700%, 4/01/27                  4/02 at 102         Aaa           2,197,080

               COLORADO - 0.3%

   1,225,000   Summit School District RE-1, Summit County, Colorado, General Obligation Improvement
                  Bonds, Series 1994, 6.700%, 12/01/14 (Pre-refunded to 12/01/04)     12/04 at 100         Aaa           1,396,022

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               DISTRICT OF COLUMBIA - 0.7%

$  3,000,000   District of Columbia (Washington, D.C.), Hospital Revenue Bonds (National
                  Rehabilitation Hospital, Inc. Issue), Series 1989A, Medlantic Healthcare Group,
                  7.125%, 11/01/19 (Pre-refunded to 11/01/99)                         11/99 at 102         Aaa       $   3,229,380

               FLORIDA - 2.7%

   6,835,000   Polk County Industrial Development Authority, Industrial Development Variable Rate
                  Revenue Bonds, 1985 Series 2 (Winter Haven Hospital Project),
                  6.250%, 9/01/15                                                      9/02 at 103         Aaa           7,346,463

   4,200,000   Financing Corporation for the School Board of Sarasota County, Florida, Lease
                  Revenue Bonds, Series 1990, 7.250%, 7/01/10 (Pre-refunded
                  to 7/01/00)                                                          7/00 at 101         Aaa           4,578,924

               GEORGIA - 4.4%

   3,160,000   Municipal Electric Authority of Georgia, Power Revenue Bonds,
                  Series O, 7.800%, 1/01/20                                            1/98 at 102         Aaa           3,243,740

               Development Authority of Burke County, Georgia, Pollution Control
                  Revenue Bonds (Oglethorpe Power Corporation Vogtle Project),
                  Series 1992:
   3,555,000      7.800%, 1/01/08 (Pre-refunded to 1/01/03)                            1/03 at 103         Aaa           4,204,890
  10,000,000      8.000%, 1/01/15 (Pre-refunded to 1/01/03)                            1/03 at 103         Aaa          11,919,700

               ILLINOIS - 11.7%

   6,690,000   Illinois Health Facilities Authority Revenue Bonds, Series 1989 (Memorial Medical
                  Center Project), 6.500%, 10/01/16                                   10/00 at 102         Aaa           7,167,198

   2,260,000   City of Carbondale, Illinois, Hospital Revenue Refunding Bonds (Southern Illinois
                  Hospital Services), Series 1987, 6.875%, 3/01/15                     3/99 at 100         Aaa           2,310,082

  10,000,000   City of Chicago (Illinois), General Obligation Adjustable Rate Bonds, Central Public
                  Library Project, Series C of 1988, 6.850%, 1/01/17 (Pre-refunded
                  to 7/01/02)                                                      7/02 at 101 1/2         Aaa          11,214,900

   8,200,000   Board of Education of the City of Chicago, General Obligation Lease Certificates, 1992
                  Series A, 6.250%, 1/01/15                                           No Opt. Call         Aaa           9,174,078

   2,600,000   The County of Cook, Illinois, General Obligation Bonds, Series 1991, 6.250%, 11/01/21
                  (Pre-refunded to 11/01/01)                                          11/01 at 102         Aaa           2,841,956

  10,150,000   Onterie Center Housing Finance Corporation (An Illinois Not For Profit Corporation),
                  Mortgage Revenue Refunding Bonds, Series 1992A (FHA Insured Mortgage
                  Loan-Onterie Center Project), 7.050%, 7/01/27                        7/02 at 102         Aaa          10,838,069

   3,225,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will
                  Counties, Illinois, GeneralObligation Bonds, Series 1992A,
                  9.000%, 6/01/09                                                     No Opt. Call         Aaa           4,400,255

   4,000,000   Public Building Commission of St. Clair County, Illinois, St. Clair County, Illinois,
                  Public Building Revenue Bonds, Series 1992, 6.350%, 12/01/09
                  (Alternative Minimum Tax)                                           12/02 at 102         Aaa           4,341,480

               INDIANA - 4.8%

   2,500,000   Indiana Bond Bank, Special Program Bonds, Series 1985A, 9.000%, 8/01/09
                  (Pre-refunded to 2/01/99)                                        2/99 at 101 1/2         Aaa           2,745,525

   5,375,000   Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement
                  Bonds, Series 1992 (Community Hospitals Projects), 6.400%, 5/01/12   5/02 at 102         Aaa           5,817,578

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               INDIANA - continued

$  2,000,000   Fremont Middle School Building Corporation, First Mortgage Bonds, Series 1992, Fremont,
                  Indiana, 6.750%, 3/15/13 (Pre-refunded to 3/15/02)                   3/02 at 101         Aaa       $   2,214,520

   7,000,000   Southwest Allen Multi School Building Corporation, First Mortgage Refunding Bonds,
                  Series 1992 B, Fort Wayne, Indiana, 6.375%, 1/15/09                  1/02 at 101         Aaa           7,541,310

   3,000,000   Wheeler-Union Township School Building Corporation (Porter County, Indiana), First
                  Mortgage Bonds, Series 1997A, 5.625%, 1/15/15                        7/07 at 102         Aaa           3,066,060

               KENTUCKY - 1.6%

   6,500,000   County of Daviess, Kentucky, Insured Hospital Revenue Bonds, 1992 (ODCH, Inc.
                  Project), Series A, 6.250%, 8/01/22                                  8/02 at 102         Aaa           6,922,045

               LOUISIANA - 2.2%

               Louisiana Public Facilities Authority, Hospital Revenue Bonds
               (Our Lady of Lourdes Regional Medical Center Project), Series
               1992:
   5,000,000      6.375%, 2/01/12                                                      2/02 at 102         Aaa           5,436,000
   4,000,000      6.450%, 2/01/22                                                      2/02 at 102         Aaa           4,337,880

               MASSACHUSETTS - 2.8%

   8,335,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New
                  England Medical Center Hospitals Issue, Series F, 6.625%, 7/01/25    7/02 at 102         Aaa           9,133,826

   3,000,000   Framingham Housing Authority, Massachusetts, Mortgage Revenue Bonds (GNMA
                  Collateralized-Beaver Terrace Apartments Project), Series 1992A,
                  6.650%, 2/20/32                                                      8/01 at 102         AAA           3,149,370

               MICHIGAN - 0.5%

   2,000,000   Paw Paw Public Schools, County of Van Buren, State of Michigan, 1995 School
                  Building and Site Bonds (General Obligation - Unlimited Tax),
                  5.625%, 5/01/25                                                      5/05 at 100         Aaa           2,034,840

               MINNESOTA - 0.4%

   1,830,000   Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D (Non-AMT),
                  5.950%, 2/01/18                                                      2/05 at 102         Aaa           1,888,908

               MISSISSIPPI - 0.7%

   2,935,000   Mississippi Home Corporation, SIngle Family Senior Revenue Refunding Bonds,
                  Series 1990A, 9.250%, 3/01/12                                        9/00 at 103         Aaa           3,147,406

               MISSOURI - 3.9%

   4,000,000   Health and Educational Facilities Authority of the State of Missouri, Educational
                  Facilities Revenue Bonds (Saint Louis University), Series 1996,
                  5.200%, 10/01/26                                                    10/06 at 102         Aaa           3,929,360

   7,495,000   The Industrial Development Authority of Jefferson County, Missouri, Housing Revenue
                  Bonds (Richardson Road Apartments Project), Series 1985, 11.000%, 12/15/15
                  (Pre-refunded to 8/15/07)                                            8/07 at 100         AAA          11,176,094

   2,250,000   The Industrial Development Authority of The City of University City, Missouri,
                  Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized-Canterbury
                  Gardens Project), Series 1995A, 6.000%, 12/20/30                    12/05 at 102         AAA           2,313,450

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               MONTANA - 3.2%

$ 13,000,000   CIty of Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds
                  (Puget Sound Power and Light Company Colstrip Project), Series 1992,
                  6.800%, 3/01/22                                                      3/02 at 102         Aaa       $   14,243,710

               NEBRASKA - 0.9%

   2,500,000   Nebraska Investment Finance Authority, Multifamily Housing Revenue Bonds
                  (Cambury Hills Apartments Project), Series 1997, 5.875%, 10/01/29
                  (Alternative Minimum Tax)                                           10/07 at 101         Aaa           2,537,325

   1,570,000   Nebraska Investment Finance Authority, Single Family Mortgage Revenue Bonds,
                  1988 Series 1, 8.125%, 8/15/38 (Alternative Minimum Tax)             8/98 at 102         Aaa           1,625,500

               NEVADA - 2.7%

   6,000,000   Humboldt County, Nevada, Variable Rate Demand Pollution Control Refunding Revenue
                  Bonds (Sierra Pacific Power Company Project), Series 1987,
                  6.550%, 10/01/13                                                    10/02 at 102         Aaa           6,561,900

   5,050,000   Washoe County, Nevada, Variable Rate Demand Gas and Water Facilities Refunding
                  Revenue Bonds (Sierra Pacific Power Company Project), Series 1987,
                  6.300%, 12/01/14                                                     7/02 at 102         Aaa           5,489,855

               NEW HAMPSHIRE - 0.7%

   3,000,000   New Hampshire Higher Educational and Health Facilities Authority, Hospital Revenue
                  Bonds, Concord Hospital Issue, Series 1996, 6.000%, 10/01/26        10/06 at 102         Aaa           3,154,440

               NEW YORK - 5.6%

   7,645,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series J,
                  9.100%, 7/01/05                                                     No Opt. Call         Aaa           9,815,951

   1,425,000   The City of New York, General Obligation Bonds, Fiscal 1990 Series H,
                  7.875%, 8/01/00                                                     No Opt. Call         Aaa           1,564,394

               The City of New York, General Obligation Bonds, 1992 Series C:
   6,665,000      6.625%, 8/01/14 (Pre-refunded to 8/01/02)                        8/02 at 101 1/2         Aaa           7,437,474
     335,000      6.625%, 8/01/14                                                  8/02 at 101 1/2         Aaa             369,632

               The City of New York, General Obligation Bonds, Fiscal 1992
               Series C, Subseries C-1:
   4,950,000      6.625%, 8/01/15 (Pre-refunded to 8/01/02)                        8/02 at 101 1/2         Aaa           5,523,705
      50,000      6.625%, 8/01/15                                                  8/02 at 101 1/2         Aaa              55,169

               OHIO - 1.2%

               County of Cuyahoga, Ohio, Hospital Improvement and Refunding
               Revenue Bonds, Series 1997, (The MetroHealth System Project):
   2,600,000      5.250%, 12/01/17                                                    12/07 at 102         Aaa           2,604,498
   2,690,000      5.500%, 2/15/27                                                      2/07 at 102         Aaa           2,707,754

               OKLAHOMA - 3.1%

   9,150,000   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage
                  Revenue Bonds, Series 1987A, 7.997%, 8/01/18 (Alternative
                  Minimum Tax)                                                        No Opt. Call         AAA          10,380,767

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               OKLAHOMA - continued

$  3,000,000   Tulsa Industrial Authority, Multifamily Housing Revenue Refunding Bonds (GNMA
                  Collateralized - Country Club of Woodland Hills Development), Series 1995,
                  6.250%, 11/01/27                                                    11/05 at 103         Aaa       $   3,153,510

               PENNSYLVANIA - 7.9%

  13,480,000   County of Allegheny, Pennsylvania, Airport Revenue Bonds, Series 1988C
                  (Greater Pittsburgh International Airport), 8.250%, 1/01/16 (Alternative
                  Minimum Tax) (Pre-refunded to 1/01/98)                               1/98 at 102         Aaa          13,845,578

  19,140,000   Montgomery County Industrial Development Authority, Pollution Control Revenue Refunding
                  Bonds, 1992 Series A (Philadelphia Electric Company Project),
                  6.625%, 6/01/22                                                      6/02 at 102         Aaa          20,951,792

               RHODE ISLAND - 4.7%

  12,750,000   Rhode Island Depositors Economic Corporation, Special Obligation Bonds, 1992 Series A,
                  6.625%, 8/01/19 (Pre-refunded to 8/01/02)                            8/02 at 102         Aaa          14,250,803

   4,000,000   State of Rhode Island and Providence Plantations, General Obligation Bonds,
                  Consolidated Capital Development Loan of 1993, Refunding Series,
                  7.000%, 6/15/05                                                     No Opt. Call         Aaa           4,627,760

   1,900,000   The Convention Center Authority (Rhode Island), Revenue Bonds, 1991 Series A,
                  6.700%, 5/15/20 (Pre-refunded to 5/15/01)                            5/01 at 102         Aaa           2,089,772

               SOUTH CAROLINA- 2.4%

   9,450,000   South Carolina Public Service Authority, Santee Cooper, Revenue Bonds, 1991 Series D,
                  6.500%, 7/01/24 (Pre-refunded to 7/01/02)                            7/02 at 102         Aaa          10,498,289

               SOUTH DAKOTA - 0.5%

   2,100,000   South Dakota Health and Educational Facilities Authority, Vocational Education
                  Program Revenue Bonds, Series 1993A and 1993B, 5.700%, 8/01/23       8/03 at 102         Aaa           2,148,615

               TEXAS - 4.8%

   5,000,000   Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds (Texas
                  Utilities Electric Company Project), Series 1993A, 6.050%, 4/01/25
                  (Alternative Minimum Tax)                                            4/03 at 102         Aaa           5,196,200

   1,965,000   Corpus Christi Housing Finance Corporation, Single Family Mortgage Senior Revenue
                  Refunding Bonds, Series 1991A, 7.700%, 7/01/11                       7/01 at 103         Aaa           2,189,875

   1,730,000   City of El Paso Property Finance Authority, Inc., Single Family Mortgage Revenue Bonds,
                  (GNMA Mortgage-Backed Securities Program), Series 1992A, 8.700%, 12/01/18
                  (Alternative Minimum Tax)                                            6/02 at 103         Aaa           1,865,874

   1,600,000   Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1992B,
                  6.625%, 8/15/17                                                      8/99 at 100         Aaa           1,635,408

               Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 1992A:
   5,210,000      6.500%, 8/15/17 (Pre-refunded to 8/15/02)                            8/02 at 102         Aaa           5,799,095
   1,040,000      6.500%, 8/15/17                                                      8/02 at 102         Aaa           1,143,064

   3,000,000   Rio Grande Valley Health Facilities Development Corporation (Texas), Hospital Revenue
                  Bonds (Valley Baptist Medical Center Project), Series 1992A,
                  6.375%, 8/01/22                                                      8/02 at 102         Aaa           3,262,230

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               UTAH - 0.4%

$  1,490,000   State Board of Regents of the State of Utah, Weber State University, Student Facilities
                  System Revenue Bonds, Series 1992, 6.250%, 4/01/10                   4/02 at 100         Aaa       $   1,587,804

               WASHINGTON - 2.3%

   1,085,000   North Franklin School District No. J51-162, Franklin and Adams Counties, Washington,
                  Unlimited Tax General Obligation Bonds, 1992, 6.700%, 12/01/10      12/02 at 100         Aaa           1,207,691

               Puyallup School District No. 3, Pierce County, Washington, Unlimited Tax General
               Obligation and Refunding Bonds, 1992 Series A:
   2,000,000      6.650%, 12/01/07 (Pre-refunded to 12/01/02)                         12/02 at 100         Aaa           2,217,759
   4,750,000      6.700%, 12/01/09 (Pre-refunded to 12/01/02)                         12/02 at 100         Aaa           5,277,962

   1,325,000   City of Richland, Washington, Electric Revenue Bonds, 1992,
                  6.700%, 11/01/11                                                    11/02 at 100         Aaa           1,451,126

               WEST VIRGINIA - 1.5%

   6,000,000   Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power
                  Company Project), Series I, 6.850%, 6/01/22                          6/02 at 102         Aaa           6,617,519

$388,060,000   Total Investments - (cost $401,240,458) - 98.8%                                                         438,025,078
============
               Other Assets Less Liabilities - 1.2%                                                                      5,148,040
               -------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                      $443,173,118
               ===================================================================================================================

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

(DD)Portion of security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).

Portfolio of Investments
Nuveen Insured Premium
Income Municipal Fund 2 (NPX)
   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               ALABAMA - 0.8%

$  2,500,000   City of Mobile, Alabama, General Obligation Refunding Warrants, Series 1996,
                  5.750%, 2/15/16                                                      2/06 at 102         Aaa       $   2,606,250

   1,600,000   City of Northport (Alabama), General Obligation Warrants, Series 1996-B,
                  5.700%, 3/01/21                                                      3/06 at 102         Aaa           1,647,728

   2,000,000   City of Scottsboro (Alabama), General Obligation School Warrants,
                  Series 1996-B, 5.750%, 7/01/14                                       7/06 at 102         Aaa           2,099,060


               ALASKA - 1.0%

   4,200,000   Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996 Series A,
                  6.050%, 12/01/17                                                     6/06 at 102         Aaa           4,355,946

   3,000,000   Municipality of Anchorage, Alaska, 1989 General Obligation Refunding Water Bonds,
                  6.250%, 6/01/23                                                      6/99 at 100         Aaa           3,088,950

               ARIZONA - 0.8%

   2,700,000   Glendale Union High School District No. 205 of Maricopa County, Arizona, School
                  Improvement Bonds (Projects of 1993), Series B (1995),
                  5.700%, 7/01/14                                                      7/05 at 101         Aaa           2,821,635

   2,950,000   Maricopa County School District 11 Peoria, General Obligation Bonds
                  6.700%, 7/01/07 (DD)                                                No Opt. Call         Aaa           3,436,337

               CALIFORNIA - 7.1%

   6,450,000   California Housing Finance Agency, Multi-Unit Rental Housing Revenue Bonds, 1992
                  Series A, 6.625%, 2/01/24 (Alternative Minimum Tax)                  2/03 at 102          A1           6,760,568

   2,500,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1996 Series D,
                  6.150%, 8/01/28 (Alternative Minimum Tax)                            8/07 at 102         Aaa           2,610,375

   6,500,000   California Housing Finance Agency, Multifamily Housing Revenue Bonds III, 1997 Series A,
                  5.950%, 8/01/28 Alternative Minimum Tax)                             2/07 at 102         Aaa           6,670,950

  10,355,000   State of California Various Purpose General Obligation Bonds, 11.000%, 8/01/03No Opt. Call  Aaa          13,829,724

               Central Coast Water Authority Refunding Revenue Bonds (State
               Water Project Regional Facilities), Series 1996B:
   1,020,000      5.800%, 10/01/16                                                    10/06 at 100         Aaa           1,067,471
   2,800,000      5.850%, 10/01/22                                                    10/06 at 100         Aaa           2,908,164

   3,000,000   M-S-R Public Power Agency, California, San Juan Project Revenue Bonds, Series F,
                  6.000%, 7/01/20                                                      7/03 at 102         Aaa           3,167,370

   3,500,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds,
                  1993 Refunding Series A, 5.500%, 7/01/16                             7/03 at 102         Aaa           3,556,560

   6,850,000   County of Orange, California, 1996 Recovery Certificates of Participation, Series A,
                  6.000%, 7/01/26                                                      7/06 at 102         Aaa           7,259,219

               San Leandro Housing Finance Corporation Mortgage Revenue
               Refunding Bonds, Series 1993A (FHA Insured Mortgage Loan-Ashland
               Village Apartments Section 8 Assisted Project):
   1,830,000      6.550%, 1/01/12                                                      1/02 at 102         Aaa           1,927,210
   5,100,000      6.650%, 1/01/25                                                      1/02 at 102         Aaa           5,359,233

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               COLORADO - 1.3%

$  9,425,000   Town of Castle Rock, Colorado, Multifamily Housing Revenue Bonds
                  (The Pines At Castle Rock (Phase II) Project), 1996 Series A,
                  6.200%, 12/01/28 (Alternative Minimum Tax)                          12/06 at 101         Aaa       $   9,848,277

               DISTRICT OF COLUMBIA - 3.1%

   5,000,000   District of Columbia (Washington, D.C.), General Obligation Refunding Bonds, Series 1994A,
                  6.500, 6/01/09                                                      No Opt. Call         Aaa           5,695,750

   5,000,000   District of Columbia (Washington, D.C.), General Obligation Refunding Bonds, Series
                  1993B, 5.500%, 6/01/12                                              No Opt. Call         Aaa           5,185,500

   5,000,000   District of Columbia, Hospital Improvement and Refunding Revenue Bonds (Children's
                  Hospital Issue), Series 1992A, 6.250%, 7/15/19                       7/02 at 102         Aaa           5,301,200

   3,775,000   District of Columbia Housing Finance Agency Collateralized Single Family Mortgage
                  Revenue Bonds, Series 1990C-4, 6.350%, 12/01/24 (Alternative
                  Minimum Tax)                                                         6/03 at 102         AAA           3,907,729

   4,030,000   District of Columbia Housing Finance Agency Mortgage Revenue Refunding Bonds, Series
                  1993A (FHA Insured Mortgage Loan-Southview Apartments II Section 8 Assisted
                  Project), 6.000%, 1/01/25                                            7/03 at 102         Aaa           4,129,017

               FLORIDA - 0.3%

   2,000,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1996 Series K-1 (Mariner
                  Club Apartments Project), 6.250%, 9/01/26 (Alternative Minimum Tax)  9/06 at 102         Aaa           2,114,320

               GEORGIA - 3.0%

   3,000,000   Municipal Electric Authority of Georgia, Power Revenue Bonds, Series EE,
                  6.000%, 1/01/22                                                      1/04 at 102         Aaa           3,170,070

   2,000,000   Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Refunding
                  Bonds (GNMA Mortgage-Backed Securities Program), Series 1996A, 6.200%, 9/01/27
                  (Alternative Minimum Tax)                                            9/06 at 102         AAA           2,079,820

  18,000,000   County Board of Education of Richmond County (Georgia), General Obligation School
                  Bonds, Series 1997, 5.950%, 11/01/26                                 5/98 at 100         Aaa          18,063,180

               ILLINOIS - 19.7%

   8,000,000   Illinois Development Finance Authority Pollution Control Revenue Refunding Bonds, 1987
                  Series A (Illinois Power Company Project), 8.300%, 4/01/17           4/98 at 102         Aaa           8,293,200

               Illinois Development Finance Authority School District Program
               Revenue Bonds, Series 1995 (Indian Prairie Community Unit School
               District Number 204 Project):
   3,635,000      7.750%, 12/30/03                                                    No Opt. Call         Aaa           4,295,152
   4,340,000      7.750%, 12/30/04                                                    No Opt. Call         Aaa           5,207,870

   1,950,000   Illinois Health Facilities Authority Health Facilities Refunding Revenue Bonds (SSM Health
                  Care), Series 1992AA, 6.550%, 6/01/14                               No Opt. Call         Aaa           2,241,213

               Illinois Health Facilities Authority (Lutheran General HealthSystem), Revenue Bonds,
               Series 1993A:
   4,355,000      6.125%, 4/01/12                                                     No Opt. Call         Aaa           4,817,370
   5,000,000      6.250%, 4/01/18                                                     No Opt. Call         Aaa           5,515,650

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               ILLINOIS - continued

$  5,000,000   Illinois Health Facilities Authority, FHA Insured Mortgage Revenue Bonds, Series 1996
                  (Sinai Health System), 6.000%, 2/15/24                               2/06 at 102         Aaa       $   5,250,100

   1,770,000   Illinois Health Facilities Authority Revenue Bonds, Series 1991 (Elmhurst Memorial
                  Hospital), 6.625, 1/01/22                                            1/02 at 102         Aaa           1,923,087

   4,000,000   Illinois Housing Development Authority Housing Development Bonds, 1993 Series A,
                  6.000%, 7/01/18                                                      1/04 at 102          A1           4,064,080

   4,000,000   The Illinois State Toll Highway Authority, Toll Highway Priority Revenue Bonds, 1992
                  Series A, 6.200%, 1/01/16                                            1/03 at 102         Aaa           4,285,400

   2,500,000   City of Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, General Obligation
                  Corporate Purpose Bonds, Series 1996, 5,800%, 1/01/14                1/05 at 100         Aaa           2,592,825

   1,500,000   City of Chicago, General Obligation Bonds, Project Series 1995,
                  6.125%, 1/01/16                                                      7/05 at 102         Aaa           1,612,515

               City of Chicago, Chicago Midway Airport Revenue Bonds, 1994 Series A:
   1,100,000      6.100%, 1/01/08 (Alternative Minimum Tax)                            1/04 at 102         Aaa           1,186,669
   2,750,000      6.250%, 1/01/14 (Alternative Minimum Tax)                            1/04 at 102         Aaa           2,938,018

   3,530,000   City of Chicago, Motor Fuel Tax Revenue Bonds, Refunding Series 1993,
                  5.375%, 1/01/14                                                     No Opt. Call         Aaa           3,637,736

   9,000,000   City of Chicago, Chicago-O'Hare International Airport, International
                  Terminal Special Revenue Bonds, Series 1992, 6.750%, 1/01/18
                  (Alternative Minimum Tax)                                            1/02 at 102         Aaa           9,766,980

   8,235,000   City of Chicago, Chicago-O'Hare International Airport, General Airport Second Lien
                  Revenue Refunding Bonds, 1994 Series A, 6.375%, 1/01/15              1/05 at 102         Aaa           8,993,608

   1,735,000   City of Chicago Sales Tax Revenue Bonds, Series 1997, 6.000%, 1/01/08  No Opt. Call         Aaa           1,919,951

  34,815,000   The County of Cook, Illinois, General Obligation Bonds, Series 1992A, 6.500%, 11/15/12
                  (Pre-refunded to 11/15/02)                                          11/02 at 102         Aaa          38,995,563

   3,000,000   Community College District No. 508, Cook County, Illinois, Certificates of Participation,
                  8.750%, 1/01/06                                                     No Opt. Call         Aaa           3,809,280

  13,825,000   School District Number 46 Kane, Cook and DuPage Counties, Illinois (Elgin School District
                  Number U-46), School Bonds, Series 1997, 7.800%, 1/01/12            No Opt. Call         Aaa          17,711,346

   2,600,000   Community Unit School District Number 115 Kendall and Kane Counties, Illinois (Yorkville),
                  School Bonds, Series 1996, 7.000%, 1/01/07                          No Opt. Call         Aaa           3,030,456

     165,000   Metropolitan Pier and Exposition Authority (Illinois), McCormick Place Expansion Project
                  Bonds, Series 1992A, 6.500%, 6/15/22                                 6/03 at 102         Aaa             182,401

   6,335,000   Metropolitan Pier and Exposition Authority (Illinois), McCormick Place Expansion Project
                  Bonds, Series 1922A, 6.500%, 6/15/22 (Pre-refunded to 6/15/03)       6/03 at 102         Aaa           7,111,988

   3,735,000   City of Peoria, City of Moline and City of Freeport, Illinois,
                  Collateralized Single Family Mortgage Revenue Bonds, Series 1995A,
                  7.600%, 4/01/27 (Alternative Minimum Tax)                           10/05 at 105         AAA           4,217,263

               INDIANA - 2.6%

   2,220,000   Indiana Municipal Power Agency, Power Supply System Revenue Bonds, 1993 Series A,
                  6.125%, 1/01/19                                                      1/03 at 102         Aaa           2,335,951

   4,525,000   Indiana Transportation Finance Authority, Airport Facilities Lease Revenue Refunding
                  Bonds, 1996 Series A, 6.000%, 11/01/10                              No Opt. Call         Aaa           5,022,479

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               INDIANA - continued

$  2,000,000   Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds, Series 1996B,
                  6.000%, 12/01/06                                                    No Opt. Call         Aaa       $   2,202,760

   1,000,000   Fort Wayne South Side School Building Corporation, First Mortgage Bonds, Series 1994,
                  Allen County, Indiana, 6.125%, 1/15/12                               1/04 at 102         Aaa           1,068,970

   9,770,000   Northwest Allen Building Corporation First Mortgage Bonds, Series 1995 Allen County,
                  Indiana, 5.500%, 6/01/15                                             6/05 at 102         Aaa           9,936,872

               KANSAS - 0.8%

   2,995,000   City of Olathe, Kansas and Labette County, Kansas, Collateralized Single Family Mortgage
                  Refunding Revenue Bonds, Series A-I, 8.100%, 8/01/23 (Alternative
                  Minimum Tax)                                                         2/05 at 105         Aaa           3,356,646

   2,330,000   Sedwick County, Kansas And Shawnee County, Kansas, Collateralized Single Family
                  Mortgage Refunding Revenue Bonds, Series A-II, 8.050%, 5/01/24 (Alternative
                  Minimum Tax)                                                        11/04 at 105         Aaa           2,602,167

               LOUISIANA - 0.7%

   5,000,000   Louisiana State General Obligation Bonds, Series 1990, 7.000%, 9/01/09 (Pre-refunded
                  to 9/01/00)                                                          9/00 at 102         Aaa           5,479,250

               MAINE - 0.3%

   1,745,000   Maine Turnpike Authority, Turnpike Revenue Bonds, Series 1994,
                  7.500%, 7/01/09                                                     No Opt. Call         Aaa           2,172,647

               MARYLAND - 1.0%

   7,225,000   Maryland Transportation Authority, Special Obligation Revenue Bonds, Baltimore/
                  Washington International Airport Projects, Series 1994-A (Qualified Airport Bonds),
                  6.400%, 7/01/19 (Alternative Minimum Tax)                            7/04 at 102         Aaa           7,672,950

               MASSACHUSETTS - 2.5%

   5,000,000   Massachusetts Housing Finance Agency, Housing Project Revenue,
                  6.150%, 10/01/15                                                     4/03 at 102         Aaa           5,214,000

   8,625,000   Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series
                  48, 6.350%, 6/01/26 (Alternative Minimum Tax)                        6/06 at 102         Aaa           9,086,438

   5,000,000   Massachusetts Housing Finance Authority, Single Family Housing Revenue Bonds, Series
                  53, 6.150%, 12/01/29 (Alternative Minimum Tax)                       6/07 at 102         Aaa           5,240,450

               MICHIGAN - 2.7%

  10,000,000   Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1997
                  Series A (AMT), 6.000%, 4/01/16 (Alternative Minimum Tax)            4/07 at 102         Aaa          10,359,100

  10,000,000   County of Monroe, Michigan, Pollution Control Revenue Bonds (The Detroit Edison
                  Company Project), Series CC-1992, 6.550%, 9/01/24 (Alternative
                  Minimum Tax)                                                         9/03 at 103         Aaa          10,914,300

               MINNESOTA - 0.9%

   4,570,000   Minnesota Housing Finance Agency, Rental Housing Bonds, 1995 Series D (Non-AMT),
                  5.950%, 2/01/18                                                      2/05 at 102         Aaa           4,717,108

   2,000,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1996 Series H,
                  6.000%, 1/01/21                                                      1/06 at 102         AA+           2,059,640

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               MISSOURI - 3.3%

$  3,415,000   Health and Educational Facilities Authority of the State of Missouri, Health Facilities
                  Revenue Bonds (Health Midwest), Series 1992B, 6.250%, 2/15/22        2/02 at 102         Aaa       $   3,619,285

   1,030,000   Missouri Housing Development Commission, Multifamily Housing Revenue Bonds
                  (Brookstone Village Apartments Project), 1996 Series A, 6.000%, 12/01/16
                  (Alternative Minimum Tax)                                           12/06 at 102         Aaa           1,065,339

   1,000,000   The Industrial Development Authority of the City of Hazelwood, Missouri, Multifamily
                  Housing Revenue Refunding Bonds (GNMA Collateralized-The Lakes Apartments
                  Project), Series 1996A, 6.000%, 9/20/16                              9/06 at 102         AAA           1,037,990

   8,000,000   City of Kansas City, Missouri, General Improvement Airport Refunding Revenue Bonds,
                  Series 1995, 6.750%, 9/01/09                                         9/05 at 101         Aaa           9,113,680

   4,500,000   Land Clearance For Redevelopment Authority, of Kansas City, Missouri, Lease Revenue
                  Bonds (Municipal Auditorium and Muehlebach Hotel Redevelopment Projects),
                  Series 1995A, 5,900%, 12/01/18                                      12/05 at 102         Aaa           4,771,080

   1,000,000   Kansas City Municipal Assistance Corporation Leasehold Revenue Capital Improvement
                  Bonds (Kansas City, Missouri, Lessee), Series 1996B, 5.750%, 1/15/14 1/06 at 101         Aaa           1,047,540

   1,500,000   Francis Howell School District Educational Facilities Authority Leasehold Revenue Bonds,
                  Series 1996 (Francis Howell School District, St. Charles County, Missouri Project),
                  5.200%, 3,01/09                                                      3/06 at 100         Aaa           1,527,915

   3,310,000   The Industrial Development Authority of the County of St. Louis, Missouri, Multifamily
                  Housing Revenue Refunding Bonds (GNMA Collateralized-South Summit Apartments
                  Project), Series 1997A, 6.050%, 4/20/27                              4/07 at 102         AAA           3,417,741

               NEVADA - 3.5%

   2,905,000   Clark County, Nevada, General Obligation (Limited Tax) (Additionally Secured with
                  Pledged Revenues), Airport Bonds, Series June 1, 1991,
                  10.000%, 6/01/01                                                    No Opt. Call         Aaa           3,456,718

   5,000,000   Clark County, Nevada, Industrial Development Revenue Bonds (Nevada Power Company
                  Project), Series 1992A, 6.700%, 6/01/22 (Alternative Minimum Tax)    6/02 at 102         Aaa           5,438,850

               Clark County School District, Nevada, General Obligation (Limited
                  Tax), School Improvement Bonds, Series May 1, 1995A:
   7,295,000      7.250%, 6/15/03                                                     No Opt. Call         Aaa           8,315,425
   8,320,000      7.250%, 6/15/04                                                     No Opt. Call         Aaa           9,610,931

               NEW JERSEY - 2.8%

   2,500,000   New Jersey Housing and Mortgage Finance Agency, Multi-Family Housing Revenue Bonds,
                  1995 Series A, 6.000%, 11/01/14                                      5/05 at 102         Aaa           2,606,575

   4,000,000   New Jersey Housing and Mortgage Finance Agency Home Buyer Revenue Bonds, 1997
                  Series U, 5,850%, 4/01/29 (Alternative Minimum Tax)             10/07 at 101 1/2         Aaa           4,085,880

  10,000,000   New Jersey Housing and Mortgage Finance Agency, Revenue Bonds (Home Buyer), 1996
                  Series S, 6.050%, 10/01/28 (Alternative Minimum Tax)             4/07 at 101 1/2         Aaa          10,366,700

   4,000,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991 C,
                  6.500%, 1/01/08                                                     No Opt. Call         Aaa           4,600,800

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               NEW YORK - 6.8%

$  5,230,000   Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured
                  Mortgage Hospital Revenue Bonds, Series 1996A, 5.750%, 8/01/14       2/06 at 102         Aaa       $   5,467,704

               New York State Medical Care Facilities Finance Agency, New York
               Hospital FHA-Insured Mortgage Revenue Bonds, 1994 Series A (AMBAC
               Insured Series):
   3,000,000      6.750%, 8/15/14                                                      2/05 at 102         Aaa           3,372,720
   2,500,000      6.800%, 8/15/24                                                      2/05 at 102         Aaa           2,819,800

   6,150,000   New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities
                  Improvement Revenue Bonds, 1995 Series C, 6.000%, 8/15/15            2/05 at 102         Aaa           6,550,242

   3,000,000   New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 1995B,
                  6.000%, 4/01/05                                                     No Opt. Call         Aaa           3,267,180

   4,090,000   Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series 1994A,
                  8.000%, 7/01/07                                                     No Opt. Call         Aaa           5,110,414

   4,985,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series O,
                  8.000%, 7/01/07                                                     No Opt. Call         Aaa           6,228,708

   5,000,000   Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series K,
                  6.300%, 7/01/06                                                     No Opt. Call         Aaa           5,593,950

   4,000,000   The City of New York, General Obligation Bonds, Fiscal 1995 Series E,
                  8.000%, 8/01/05                                                     No Opt. Call         Aaa           4,886,520

   2,500,000   The City of New York General Obligation Bonds, Fiscal 1993 Series A,
                  5.750%, 8/01/10                                                  8/02 at 101 1/2         Aaa           2,610,450

   5,000,000   The City of New York General Obligation Bonds, Fiscal 1997 Series E,
                  6.000%, 8/01/08                                                  8/06 at 101 1/2         Aaa           5,492,550

   1,070,000   City of Niagara Falls, Niagara County, New York, Public Improvement (Serial), Bonds,
                  1994, 7.500%, 3/01/09                                               No Opt. Call         Aaa           1,327,624

               OHIO - 3.0%

   5,500,000   Ohio Air Quality Development Authority, State of Ohio, Collateralized Pollution Control
                  Revenue Refunding Bonds, Series 1992 (The Cleveland Electric Illuminating Company
                  Project), 8.000%, 12/01/13                                           6/02 at 103         Aaa           6,373,620

   6,595,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds (GNMA Mortgage-
                  Backed Securities Program), 1989 Series A, 7.650%, 3/01/29
                  (Alternative Minimum Tax)                                            9/99 at 102         AAA           6,924,882

   2,000,000   City of Cleveland, Ohio, Waterworks Improvements First Mortgage Revenue Bonds, Series
                  F, 1992, 6.250%, 1/01/15                                             1/02 at 102         Aaa           2,154,400

   5,000,000   Fairfield City School District, County of Butler, Ohio School Improvement Bonds, Series
                  1995, 6.000%, 12/01/20                                              12/05 at 100         Aaa           5,291,400

   2,250,000   Hamilton County, Ohio, Sewer System Improvement and Refunding Revenue Bonds, 1993
                  Series A (The Metropolitan Sewer District of Greater Cincinnati),
                  5.450%, 12/01/09                                                    No Opt. Call         Aaa           2,395,575

               OKLAHOMA - 2.1%

   8,425,000   McGee Creek Authority Water Revenue Bonds, Series 1992 (Oklahoma),
                  6.000%, 1/01/23                                                     No Opt. Call         Aaa           9,351,666

   6,000,000   Norman Regional Hospital Authority (Norman, Oklahoma), Hospital Revenue Bonds,
                  Series 1991, 6.900%, 9/01/21 (Pre-refunded to 9/01/01)               9/01 at 102         Aaa           6,666,540

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               PENNSYLVANIA - 5.2%

$  4,000,000   Allegheny County Residential Finance Authority, Single Family Mortgage Revenue Bonds,
                  1996 Series AA, 6.450%, 5/01/28 (Alternative Minimum Tax)           11/06 at 102         Aaa       $   4,212,600

   6,000,000   Cambria County Industrial Development Authority (Pennsylvania), Pollution Control
                  Revenue Refunding Bonds, 1995 Series A (Pennsylvania Electric Company Project),
                  5.800%, 11/01/20                                                    11/05 at 102         Aaa           6,207,000

   2,950,000   Delaware River Port Authority, Revenue Bonds, Series of 1995,
                  5.500%, 1/01/26                                                      1/06 at 102         Aaa           2,979,500

   1,000,000   Luzerne County Industrial Development Authority Exempt Facilities Revenue Refunding
                  Bonds, 1994 Series A (Pennsylvania Gas and Water Company Project),
                  7.000%, 12/01/17 (Alternative Minimum tax)                          12/04 at 102         Aaa           1,131,470

   2,680,000   The School District of Philadelphia, Pennsylvania, General Obligation Refunding Bonds,
                  Series A of 1995, 6.250%, 9/01/08                                   No Opt. Call         Aaa           3,009,908

               City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1993:
   8,400,000      5.750%, 6/15/13                                                      6/03 at 102         Aaa           8,729,952
   3,000,000      5.500%, 6/15/14                                                      6/03 at 102         Aaa           3,031,410

   5,000,000   Pittsburgh General Obligation Refunding Bonds, Series A, 5.000%, 3/01/02No Opt. Call        Aaa           5,138,750

               University of Pittsburgh, Commonwealth of Higher Education Capital Projects,
               Series 1992-A:
   1,395,000      6.125%, 6/01/21 (Pre-refunded to 6/01/02)                            6/02 at 102         Aaa           1,526,144
   4,105,000      6.125%, 6/01/21                                                      6/02 at 102         Aaa           4,366,037

               SOUTH CAROLINA - 0.9%

   6,500,000   Piedmont Municipal Power Agency (South Carolina), Electric Revenue Bonds, 1992
                  Refunding Series, 6.300%, 1/01/22                                    1/03 at 102         Aaa           7,033,390

               TENNESSEE - 0.3%

   2,000,000   Knoxville's Community Development Corporation Multifamily Mortgage Revenue Bonds
                  (GNMA Mortgage-Backed Security Program-Morningside Gardens Project), Series
                  1993, 6.200%, 7/20/28                                                7/03 at 101         AAA           2,074,400

               TEXAS - 1.4%

               State of Texas, Veterans' Housing Assistance Bonds, Series 1993, General Obligation Bonds:
   8,650,000      6.800%, 12/01/23 (Alternative Minimum Tax)                          12/03 at 102         Aaa           9,246,504
   1,730,000      6.800%, 12/01/23 (Alternative Minimum Tax)                          12/03 at 102          AA           1,841,412

               UTAH - 0.5%

   3,600,000   State Board of Regents of the State of Utah Student Loan Revenue Bonds, Series 1993B,
                  5.900%, 11/01/13 (Alternative Minimum Tax)                          11/03 at 102         Aaa           3,708,612

               VIRGINIA - 0.3%

   2,250,000   Virginia Housing Development Authority, Multifamily Housing Revenue Bonds, Series B,
                  6.050%, 5/01/17 (Alternative Minimum Tax)                            5/08 at 102         Aaa           2,342,295

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               WASHINGTON - 10.1%

$  6,130,000   Washington Health Care Facilities Authority, Revenue Bonds (Swedish Hospital Medical
                  Center, Seattle), Series 1992,  6.300%, 11/15/22                    11/02 at 102         Aaa       $   6,671,034

   8,100,000   Washington Health Care Facilities Authority Revenue Bonds (Virginia Mason Obligated
                  Group, Seattle), Series 1992, 6.300%, 2/15/17                        2/03 at 102         Aaa           8,715,924

  20,100,000   Washington Public Power Supply System, Nuclear Project No 1 Refunding Revenue Bonds,
                  Series 1993A, 5.700%, 7/01/17                                        7/03 at 102         Aaa          20,431,248

   3,750,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
                  Series 1993B, 5.600%, 7/01/15                                        7/03 at 102         Aaa           3,800,475

  10,500,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue Bonds,
                  Series 1996-A (Bonneville Power Administration), 5.750%, 7/01/11     7/06 at 102         Aaa          11,046,525

   5,535,000   Washington Public Power Supply System, Nuclear Project No. 3, Refunding Revenue Bonds,
                  Series 1989A, 6.000%, 7/01/18                                        7/99 at 100         Aaa           5,637,064

   6,295,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue
                  Bonds, Series 1993B, 5.600%, 7/01/17                                 7/03 at 102         Aaa           6,354,991

   5,700,000   Benton County Public Utility District #1, Electric Revenue and Refunding Bonds, Series
                  1991, 6.750%, 11/01/11 (Pre-refunded to 11/01/01)                   11/01 at 102         Aaa           6,334,466

   4,340,000   City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 1994 Series B,
                  8.000%, 12/01/07                                                    No Opt. Call         Aaa           5,471,437

   2,500,000   City of Tacoma, Washington, Sewer Revenue Bonds, 1995 Series B,
                   6.375%, 12/01/15                                                   12/05 at 100         Aaa           2,710,600

   1,465,000   Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General
                  Obligation Bonds, 1995, 6.250%, 12/01/07                            No Opt. Call         Aaa           1,616,187

               WEST VIRGINIA - 2.8%

  20,000,000   The County Commission of Pleasants County, West Virginia, Pollution Control Revenue
                  Bonds (Monongahela Power Company Pleasants Station Project), 1995 Series C,
                  6.150%, 5/01/15                                                      5/05 at 102         Aaa          21,562,600

               WISCONSIN - 2.6%

   2,000,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 1992
                  (Children's Hospital of Wisconsin, Inc. Project), 6.500%, 8/15/10    8/02 at 102         Aaa           2,180,120

   1,750,000   Wisconsin Health and Educational Facilities Authority (Sisters of the Sorrowful Mother
                  Ministry),  5.400%, 8/15/13                                          8/03 at 102         Aaa           1,763,247

   5,000,000   Wisconsin Health and Educational Facilities Authority Revenue Bonds (Mercy Health
                  System Corporation), Series 1995, 6.125%, 8/15/13                    8/05 at 102         Aaa           5,376,650

   3,375,000   Village of Menomonee Falls, Waukesha County, Wisconsin, Water System Mortgage
                  Revenue Bonds, 5.875%, 12/01/16                                     12/06 at 102         Aaa           3,538,080

   6,000,000   City of Superior, Wisconsin, Limited Obligation Refunding Revenue Bonds (Midwest
                  Energy Resources Company Project, Series E-1991 (Collateralized),
                  6.900%, 8/01/21                                                     No Opt. Call         Aaa           7,307,220

   Principal                                                                         Optional Call                          Market
      Amount   Description                                                             Provisions*   Ratings**               Value
               PUERTO RICO - 2.5%

$ 13,000,000   Puerto Rico Electric Power Authority, 7.000%, 7/01/07 (DD)             No Opt. Call         Aaa   $      15,445,170

   3,270,000   Puerto Rico Public Buildings Authority Government Facilities Revenue Bonds, Series A,
                  Guaranteed by the Commonwealth of Puerto Rico, 6.250%, 7/01/12      No Opt. Call         Aaa           3,718,481

$689,105,000   Total Investments - (cost $714,222,610) - 96.7%                                                         749,938,359
============
               Other Assets Less Liabilities - 3.3%                                                                     25,274,861
               -------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                 $     775,213,220
               ===================================================================================================================

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

(DD) Security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).

Statement of Net Assets
October 31, 1997
                                                                                  Insured          Premier
                                                         Insured Quality      Opportunity   Insured Income
ASSETS
Investments in municipal securities,
   at market value (note 1)                               $  837,219,866   $1,829,101,889   $  438,025,078
Temporary investments in short-term municipal
   securities, at amortized cost, which
   approximates market value (note 1)                          2,900,000        1,400,000             --
Cash                                                             476,597          465,084          411,095
Receivables:
   Interest                                                   15,944,504       36,078,928        7,984,811
   Investments sold                                              521,623       19,126,480           65,809
Other assets                                                      80,000           19,064            6,332
                                                          --------------   --------------   --------------

      Total assets                                           857,142,590    1,886,191,445      446,493,125
                                                          --------------   --------------   --------------

LIABILITIES
Cash overdraft                                                      --               --               --
Payable for investments purchased                              4,598,380       16,016,614        1,389,631
Accrued expenses:
   Management fees (note 6)                                      449,031          966,053          238,522
   Other                                                         429,941          728,116          162,287
Preferred share dividends payable                                320,875          151,593           37,104
Common share dividends payable                                 2,982,585        6,558,452        1,492,463
                                                          --------------   --------------   --------------

      Total liabilities                                        8,780,812       24,420,828        3,320,007
                                                          --------------   --------------   --------------
Net assets (note 7)                                       $  848,361,778   $1,861,770,617   $  443,173,118
                                                          ==============   ==============   ==============

Preferred shares, at liquidation value                    $  260,000,000   $  600,000,000   $  140,000,000
                                                          ==============   ==============   ==============

Preferred shares outstanding                                      10,400           24,000            5,600
                                                          ==============   ==============   ==============

Common shares outstanding                                     37,516,798       79,981,274       19,134,145
                                                          ==============   ==============   ==============

Netasset value per Common share outstanding (net assets
   less Preferred shares at liquidation
   value, divided by Common shares outstanding)           $        15.68   $        15.78   $        15.84
                                                          ==============   ==============   ==============
See accompanying notes to financial statements.

Statement of Net Assets
October 31, 1997
                                                                                        Insured Premium
                                                                                        Income 2
ASSETS
Investments in municipal securities, at market value (note 1)                           $749,938,359
Temporary investments in short-term municipal securities, at amortized cost, which
   approximates market value (note 1)                                                           --
Cash                                                                                            --
Receivables:
   Interest                                                                               14,731,734
   Investments sold                                                                       32,981,863
Other assets                                                                                   5,805
                                                                                        ------------

      Total assets                                                                       797,657,761
                                                                                        ------------

LIABILITIES
Cash overdraft                                                                                94,429
Payable for investments purchased                                                         19,066,000
Accrued expenses:
   Management fees (note 6)                                                                  411,267
   Other                                                                                     542,061
Preferred share dividends payable                                                             77,822
Common share dividends payable                                                             2,252,962
                                                                                        ------------

      Total liabilities                                                                   22,444,541
                                                                                        ------------
Net assets (note 7)                                                                     $775,213,220
                                                                                        ============

Preferred shares, at liquidation value                                                  $268,900,000
                                                                                        ============

Preferred shares outstanding                                                                  10,756
                                                                                        ============

Common shares outstanding                                                                 37,239,037
                                                                                        ============

Net asset value per Common share outstanding (net assets less Preferred shares at
   liquidation value, divided by Common shares outstanding)                             $      13.60
                                                                                        ============

See accompanying notes to financial statements.

Statement of Operations
Year ended October 31, 1997
                                                                                             Insured              Premier
                                                                 Insured Quality         Opportunity       Insured Income
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                $  52,233,615       $ 112,444,305        $  26,177,935
                                                                   -------------       -------------        -------------

EXPENSES
   Management fees (note 6)                                            5,243,866          11,272,895            2,784,260
   Preferred shares - auction fees                                       619,050           1,503,768              350,878
   Preferred shares - dividend disbursing agent fees                      44,754              69,312               28,212
   Shareholders' servicing agent fees and expenses                       131,287             196,327               49,753
   Custodian's fees and expenses                                         111,736             212,585               71,170
   Directors'/Trustees' fees and expenses (note 6)                         6,011              13,096                3,202
   Professional fees                                                      24,724              29,298               21,143
   Shareholders' reports - printing and mailing expenses                 204,025             400,577               99,652
   Stock exchange listing fees                                            34,168              69,496               24,321
   Portfolio insurance expense                                           133,051             266,049                 --
   Investor relations expense                                             69,355             142,029               33,991
   Other expenses                                                         40,210              85,204               23,769
                                                                   -------------       -------------        -------------

      Total expenses                                                   6,662,237          14,260,636            3,490,351
                                                                   -------------       -------------        -------------
Net investment income                                                 45,571,378          98,183,669           22,687,584
                                                                   -------------       -------------        -------------

REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                       448,311            (765,609)             647,328
Net change in unrealized appreciation or depreciation
   of investments                                                     10,103,347          23,097,394            6,330,640
                                                                   -------------       -------------        -------------
Net gain from investments                                             10,551,658          22,331,785            6,977,968
                                                                   -------------       -------------        -------------
Net increase in net assets from operations                         $  56,123,036       $ 120,515,454        $  29,665,552
                                                                   =============       =============        =============

See accompanying notes to financial statements.

Statement of Operations
Year ended October 31, 1997
                                                                                     Insured Premium
                                                                                            Income 2
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                                      $43,261,937
                                                                                         -----------

EXPENSES
   Management fees (note 6)                                                                4,771,730
   Preferred shares - auction fees                                                           673,938
   Preferred shares - dividend disbursing agent fees                                          47,822
   Shareholders' servicing agent fees and expenses                                            69,792
   Custodian's fees and expenses                                                             112,871
   Directors'/Trustees' fees and expenses (note 6)                                             5,406
   Professional fees                                                                          23,263
   Shareholders' reports - printing and mailing expenses                                     191,894
   Stock exchange listing fees                                                                48,178
   Portfolio insurance expense                                                                31,841
   Investor relations expense                                                                 58,045
   Other expenses                                                                             36,009
                                                                                         -----------

      Total expenses                                                                       6,070,789
                                                                                         -----------

Net investment income                                                                     37,191,148
                                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS
Net realized gain (loss) from investment transactions (notes 1 and 4)                      6,081,917
Net change in unrealized appreciation or depreciation of investments                      14,037,201
                                                                                         -----------
Net gain from investments                                                                 20,119,118
                                                                                         -----------
Net increase in net assets from operations                                               $57,310,266
                                                                                         -----------

See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                             Insured Quality                      Insured Opportunity
                                                      Year ended          Year ended         Year ended         Year ended
                                                        10/31/97            10/31/96           10/31/97           10/31/96
OPERATIONS
Net investment income                            $    45,571,378     $    46,193,418    $    98,183,669    $    98,572,854
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                          448,311           3,254,303           (765,609)         2,396,716
Net change in unrealized appreciation or
   depreciation of investments                        10,103,347          (7,254,617)        23,097,394         (1,434,975)
                                                 ---------------     ---------------    ---------------    ---------------
Net increase in net assets from operations            56,123,036          42,193,104        120,515,454         99,534,595
                                                 ---------------     ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
      Common shareholders                            (36,606,433)        (36,746,426)       (78,482,463)       (78,335,840)
      Preferred shareholders                          (9,532,872)         (9,268,262)       (20,702,910)       (20,306,685)
From accumulated net realized gains
  from investment transactions:
      Common shareholders                             (2,596,924)         (5,309,685)        (1,903,809)        (4,544,352)
      Preferred shareholders                            (659,152)         (1,554,540)          (488,200)        (1,470,440)
                                                 ---------------     ---------------    ---------------    ---------------
Decrease in net assets from distributions
   to shareholders                                   (49,395,381)        (52,878,913)      (101,577,382)      (104,657,317)
                                                 ---------------     ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from shares issued in acquisition
   of Insured Premium Income (note 1)                       --                  --                 --                 --
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                    2,330,125             406,797          5,101,250          1,074,209
                                                 ---------------     ---------------    ---------------    ---------------
Net increase in net assets from capital
   share transactions                                  2,330,125             406,797          5,101,250          1,074,209
                                                 ---------------     ---------------    ---------------    ---------------

   Net increase (decrease) in net assets               9,057,780         (10,279,012)        24,039,322         (4,048,513)
Net assets at beginning of year                      839,303,998         849,583,010      1,837,731,295      1,841,779,808
                                                 ---------------     ---------------    ---------------    ---------------

Net assets at end of year                        $   848,361,778     $   839,303,998    $ 1,861,770,617    $ 1,837,731,295
                                                 ===============     ===============    ===============    ===============

Balance of undistributed net investment
   income at end of year                         $       748,751     $     1,316,678    $     2,133,997    $     3,135,701
                                                 ===============     ===============    ===============    ===============

                                                       Premier Insured Income
                                                    Year ended        Year ended
                                                      10/31/97          10/31/96
OPERATIONS
Net investment income                            $  22,687,584     $  22,777,733
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                        647,328           604,377
Net change in unrealized appreciation or
   depreciation of investments                       6,330,640        (1,219,225)
                                                 -------------     -------------
Net increase in net assets from operations          29,665,552        22,162,885
                                                 -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
      Common shareholders                          (17,900,403)      (17,899,574)
      Preferred shareholders                        (4,895,368)       (5,048,652)
From accumulated net realized gains from
  investment transactions:
      Common shareholders                                 --                --
      Preferred shareholders                              --                --
                                                 -------------     -------------
Decrease in net assets from distributions
   to shareholders                                 (22,795,771)      (22,948,226)
                                                 -------------     -------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from shares issued in acquisition
   of Insured Premium Income (note 1)                     --                --
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                    168,892              --
                                                 -------------     -------------
Net increase in net assets from capital
   share transactions                                  168,892              --
                                                 -------------     -------------

   Net increase (decrease) in net assets             7,038,673          (785,341)
Net assets at beginning of year                    436,134,445       436,919,786
                                                 -------------     -------------

Net assets at end of year                        $ 443,173,118     $ 436,134,445
                                                 =============     =============

Balance of undistributed net investment
   income at end of year                         $     505,308     $     613,495
                                                 =============     =============

See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                                                          Insured Premium Income 2
                                                                                          Year ended        Year ended
                                                                                            10/31/97          10/31/96
OPERATIONS
Net investment income                                                                  $  37,191,148     $  22,602,555
Net realized gain (loss) from investment transactions (notes 1 and 4)                      6,081,917        (2,149,308)
Net change in unrealized appreciation or depreciation of investments                      14,037,201         8,437,858
                                                                                       -------------     -------------
Net increase in net assets from operations                                                57,310,266        28,891,105
                                                                                       -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
      Common shareholders                                                                (27,035,440)      (16,064,541)
      Preferred shareholders                                                              (9,390,887)       (6,160,046)
From accumulated net realized gains from investment transactions:
      Common shareholders                                                                       --                --
      Preferred shareholders                                                                    --                --
                                                                                       -------------     -------------
Decrease in net assets from distributions to shareholders                                (36,426,327)      (22,224,587)
                                                                                       -------------     -------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from shares issued in acquisition of
   Insured Premium Income (note 1)                                                              --         319,754,404
Net proceeds from Common shares issued to shareholders due to reinvestment
   of distributions                                                                             --                --
                                                                                       -------------     -------------
Net increase in net assets from capital share transactions                                      --         319,754,404
                                                                                       -------------     -------------

   Net increase (decrease) in net assets                                                  20,883,939       326,420,922
Net assets at beginning of year                                                          754,329,281       427,908,359
                                                                                       -------------     -------------

Net assets at end of year                                                              $ 775,213,220     $ 754,329,281
                                                                                       =============     =============

Balance of undistributed net investment income at end of year                          $   1,773,149     $   1,008,328
                                                                                       =============     =============

See accompanying notes to financial statements.

Notes to Financial Statements

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Insured Quality Municipal Fund, Inc.
(NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) and Nuveen Insured Premium Income Municipal Fund 2 (NPX).

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On September 9, 1996, Insured Premium Income 2 acquired all of the net assets of Nuveen Insured Premium Income Municipal Fund, Inc. (Insured Premium Income) pursuant to a plan of reorganization approved by the shareholders of both Funds on July 25, 1996. The acquisition was accomplished by a tax-free exchange of 16,596,974 shares of Insured Premium Income 2 for the 14,712,490 shares of Insured Premium Income outstanding on September 9, 1996. Insured Premium Income's net assets at that date of $319,754,404 included $8,606,160 of net unrealized appreciation and $110,000,000 of preferred shares at liquidation value which were combined with that of Insured Premium Income 2. The combined net assets of Insured Premium Income 2 immediately after the acquisition were $739,531,152.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments. At October 31, 1997, Insured Quality, Insured Opportunity, Premier Insured Income and Insured Premium Income 2 had when-issued and delayed delivery purchase commitments of $4,598,380, $3,943,590, $1,389,631 and $19,066,000, respectively.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended October 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distri butions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent, except for Insured Quality Series F which has lengthened its current dividend period from seven days to five years. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                                            Premier
                             Insured Quality  Insured Opportunity    Insured Income
Number of shares:
   Series M                            2,600                4,000                --
   Series T                            2,600                4,000                --
   Series W                            2,600                4,000                --
   Series Th                              --                4,000             2,800
   Series Th2                             --                4,000                --
   Series F                            2,600                4,000             2,800
                                      ------               ------             -----
Total                                 10,400               24,000             5,600
                                      ======               ======             =====
                                                                    Insured Premium
                                                                           Income 2
Number of shares:
   Series M                                                                   2,080
   Series T                                                                   2,200
   Series W                                                                   2,080
   Series Th                                                                  2,200
   Series Th2                                                                    --
   Series F                                                                   2,196
                                                                             ------
Total                                                                        10,756
                                                                             ======

Insurance
The Funds invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the fiscal year ended October 31, 1997.


2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                    Insured Quality       Insured Opportunity       Premier Insured Income
                                Year ended  Year ended   Year ended  Year ended     Year ended  Year ended
                                 10/31/97   10/31/96      10/31/97    10/31/96       10/31/97    10/31/96
Common shares:
Shares issued in acquisition
   of Insured Premium Income (note 1)   --        --              --        --             --         --
Shares issued to shareholders
   due to reinvestment
   of distributions                150,998    26,245        324,092    71,736          10,669         --
                                   -------    ------        -------    ------          ------      -----
Net increase                       150,998    26,245        324,092    71,736          10,669         --
                                   =======    ======        =======    ======          ======      =====
Preferred shares acquired
   from Insured Premium Income
   (note 1)                             --        --             --         --             --         --
                                   =======    ======        =======    ======          ======      =====
                                                                                   Insured Premium Income 2
                                                                                    Year ended Year ended
                                                                                     10/31/97   10/31/96
Common shares:
Shares issued in acquisition
   of Insured Premium Income  (note 1)                                                  --    16,596,974
Shares issued to shareholders
   due to reinvestment
   of distributions                                                                     --            --
                                                                                    ------    ----------
Net increase                                                                            --    16,596,974
                                                                                    ======    ==========
Preferred shares acquired
   from Insured Premium Income
   (note 1)                                                                             --         4,400
                                                                                    ======    ==========

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On November 3, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid December 1, 1997, to shareholders of record on November 15, 1997, as follows:

                                                                             Premier
                              Insured Quality  Insured Opportunity    Insured Income
Dividend per share                     $.0795               $.0820            $.0780
                                       ======               ======            ======
                                                                     Insured Premium
                                                                            Income 2
Dividend per share                                                            $.0605
                                                                              ======

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended October 31, 1997, were as follows:

                                                                                                    Premier
                                                    Insured Quality    Insured Opportunity   Insured Income
Purchases:
   Investments in municipal securities                  $68,229,033           $146,538,401      $22,263,518
   Temporary municipal investments                       90,310,000             85,900,000       29,920,000

Sales and Maturities:
   Investments in municipal securities                   64,654,642            153,045,094       18,780,835
   Temporary municipal investments                       92,010,000             98,400,000       30,920,000
                                                        ===========           ============      ===========
                                                                                            Insured Premium
                                                                                                   Income 2
Purchases:
   Investments in municipal securities                                                         $280,233,629
   Temporary municipal investments                                                              189,255,000

Sales and Maturities:
   Investments in municipal securities                                                          279,147,171
   Temporary municipal investments                                                              201,355,000
                                                                                               ============

At October 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At October 31, 1997, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                               Insured Premium
                                     Insured Opportunity             Income 2*
Expiration year:
   2002                                       $     --             $ 7,224,963
   2003                                             --              12,029,555
   2004                                             --               2,080,786
   2005                                        765,609                      --
                                              --------             -----------
Total                                         $765,609             $21,335,304
                                              ========             ===========

* Due to the acquisition of Insured Premium Income by Insured Premium Income 2 (note 1), Insured Premium Income had net realized losses from investment transactions of $2,901,998 which were carried forward by Insured Premium Income 2, as permitted under applicable tax regulations.

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1997, were as follows:

                                                                                          Premier
                                          Insured Quality    Insured Opportunity   Insured Income
Gross unrealized:
   appreciation                               $64,043,059           $148,542,961      $36,784,620
   depreciation                                        --                 (1,683)              --
                                              -----------           ------------      -----------
Net unrealized appreciation                   $64,043,059           $148,541,278      $36,784,620
                                              ===========           ============      ===========
                                                                                  Insured Premium
                                                                                         Income 2
Gross unrealized:
   appreciation                                                                      $35,729,194
   depreciation                                                                          (13,446)
                                                                                     -----------
Net unrealized appreciation                                                          $35,715,748
                                                                                     ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:

Average daily net asset value                                     Management fee
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For net assets over $2 billion                                       .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At October 31, 1997, net assets consisted of:

                                                                                        Insured            Premier
                                                              Insured Quality       Opportunity     Insured Income
Preferred shares, $25,000 stated value per share,
   at liquidation value                                       $   260,000,000   $   600,000,000    $   140,000,000
Common shares, $.01 par value per share                               375,168           799,813            191,341
Paid-in surplus                                                   522,749,042     1,111,061,138        265,181,685
Balance of undistributed net investment income                        748,751         2,133,997            505,308
Accumulated net realized gain (loss) from
   investment transactions                                            445,758          (765,609)           510,164
Net unrealized appreciation of investments                         64,043,059       148,541,278         36,784,620
                                                              ---------------   ---------------    ---------------
   Net assets                                                 $   848,361,778   $ 1,861,770,617    $   443,173,118
                                                              ===============   ===============    ===============

Authorized shares:
   Common                                                         200,000,000       200,000,000        200,000,000
   Preferred                                                        1,000,000         1,000,000          1,000,000
                                                              ===============   ===============    ===============
                                                                                                  Insured Premium
                                                                                                         Income 2
Preferred shares, $25,000 stated value per share,
    at liquidation value                                                                            $ 268,900,000
Common shares, $.01 par value per share                                                                   372,390
Paid-in surplus                                                                                       489,883,197
Balance of undistributed net investment income                                                          1,773,149
Accumulated net realized gain (loss) from
   investment transactions                                                                            (21,431,264)
Net unrealized appreciation of investments                                                             35,715,748
                                                                                                    -------------
   Net assets                                                                                       $ 775,213,220
                                                                                                    =============

Authorized shares:
   Common                                                                                               Unlimited
   Preferred                                                                                            Unlimited
                                                                                                    =============

8. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At October 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                                                                    Premier
                                                  Insured Quality   Insured Opportunity      Insured Income
Revenue Bonds:
   Housing Facilities                                          24%                   17%                10%
   Health Care Facilities                                      12                    17                 14
   Pollution Control Facilities                                13                    13                 14
   Utilities                                                    2                     3                  3
   Transportation                                               5                     5                  3
   Water / Sewer Facilities                                     5                     4                  1
   Lease Rental Facilities                                      4                     4                  1
   Educational Facilities                                       2                     1                  1
   Other                                                        4                     3                  4
General Obligation Bonds                                        6                     2                  9
Escrowed Bonds                                                 23                    31                 40
                                                              ---                   ---                ---
                                                              100%                  100%               100%
                                                              ===                   ===                ===
                                                                                           Insured Premium
                                                                                                  Income 2
Revenue Bonds:
   Housing Facilities                                                                                   21%
   Health Care Facilities                                                                                5
   Pollution Control Facilities                                                                          9
   Utilities                                                                                            11
   Transportation                                                                                       10
   Water / Sewer Facilities                                                                              6
   Lease Rental Facilities                                                                               3
   Educational Facilities                                                                                1
   Other                                                                                                 1
General Obligation Bonds                                                                                23
Escrowed Bonds                                                                                          10
                                                                                                       ---
                                                                                                       100%
                                                                                                       ===

All of the long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial Highlights
Selected data for a common share outstanding throughout each period is as follows:
                                                                                        Dividends from tax-exempt
                                                       Operating performance              net investment income
                                               ---------------------------------      -----------------------------
                             Net asset                              Net realized
                                 value                Net         and unrealized
                             beginning         investment             gain (loss)        To Common     To Preferred
                             of period         incomefrom            investments      Shareholders    Shareholders+
Insured Quality

Year ended 10/31:
    1997                        $15.50          $1.22                     $  .28           $ (.98)           $(.25)
    1996                         15.79           1.24                       (.12)            (.98)            (.25)
    1995                         14.50           1.27                       1.32            (1.01)            (.29)
    1994                         16.58           1.27                      (2.04)           (1.04)            (.26)
    1993                         15.11           1.32                       1.57            (1.19)            (.21)
    1992                         14.85           1.35                        .25            (1.07)            (.23)
12/19/90 to
    10/31/91                     14.05           1.00                        .85             (.68)            (.19)
Insured Opportunity
Year ended 10/31:
    1997                         15.54           1.23                        .28             (.98)            (.26)
    1996                         15.60           1.24                        .02             (.98)            (.26)
    1995                         14.04           1.25                       1.60             (.98)            (.31)
    1994                         16.24           1.24                      (2.18)           (1.00)            (.25)
    1993                         14.40           1.24                       1.90            (1.04)            (.23)
    1992                         14.13           1.13                        .34             (.87)            (.18)
9/19/91 to
    10/31/91                     14.05            .05                        .05               --               --
Premier Insured Income
Year ended 10/31:
    1997                         15.49           1.19                        .36             (.94)            (.26)
    1996                         15.53           1.19                       (.03)            (.94)            (.26)
    1995                         14.05           1.20                       1.51             (.94)            (.29)
    1994                         16.28           1.19                      (2.21)            (.96)            (.25)
    1993                         14.03           1.20                       2.24             (.98)            (.21)
12/19/91 to
    10/31/92                     14.05            .76                        .10             (.60)            (.09)
Insured Premium Income 2
Year ended 10/31:
    1997                         13.04           1.00                        .54             (.73)            (.25)
    1996                         13.03            .99                         --             (.71)            (.27)
    1995                         10.99           1.00                       2.08             (.75)            (.29)
    1994                         14.29            .98                      (3.16)            (.78)            (.20)
7/22/93 to
    10/31/93                     14.05            .11                        .23             (.06)              --

                                Distributions from
                                   capital gains
                           --------------------------
                                                        Organization and
                                                      offering costs and                          Per common
                                                         Preferred share            Net asset          share
                              To Common  To Preferred       underwriting                value   market value
                           Shareholders  Shareholders+         discounts        end of period  end of period
Insured Quality

Year ended 10/31:
    1997                         $(.07)         $(.02)               $--              $15.68       $15.6250
    1996                          (.14)          (.04)                --               15.50        15.1250
    1995                             --             --                --               15.79        15.0000
    1994                          (.01)             --                --               14.50        13.1250
    1993                          (.02)             --                --               16.58        17.3750
    1992                          (.03)          (.01)                --               15.11        15.2500
12/19/90 to
    10/31/91                         --             --               (.18)             14.85        15.5000
Insured Opportunity
Year ended 10/31:
    1997                          (.02)          (.01)                --               15.78        15.7500
    1996                          (.06)          (.02)                --               15.54        15.2500
    1995                             --             --                --               15.60        14.8750
    1994                          (.01)             --                --               14.04        13.0000
    1993                          (.02)          (.01)                --               16.24        16.1250
    1992                             --             --               (.15)             14.40        14.0000
9/19/91 to
    10/31/91                         --             --               (.02)             14.13        14.8750
Premier Insured Income
Year ended 10/31:
    1997                             --             --                --               15.84        15.6875
    1996                             --             --                --               15.49        14.8750
    1995                             --             --                --               15.53        14.5000
    1994                             --             --                --               14.05        12.5000
    1993                             --             --                --               16.28        15.6250
12/19/91 to
    10/31/92                         --             --               (.19)             14.03        14.0000
Insured Premium Income 2
Year ended 10/31:
    1997                             --             --                --               13.60        12.4375
    1996                             --             --                --               13.04        11.4380
    1995                             --             --                --               13.03        11.3750
    1994                             --             --               (.14)             10.99         9.8750
7/22/93 to
    10/31/93                         --             --               (.04)             14.29        13.8750

                                                                                Ratios/Supplemental data
                                                                --------------------------------------------------------
                                                                                            Ratio of net
                                  Total                                           Ratio of    investment
                             investment Total return               Net assets  expenses to     income to       Portfolio
                             return on    on net end                of period      average       average        turnover
                         market value**  asset value**          (in thousands) net assets++   net assets++          rate
Insured Quality

Year ended 10/31:
    1997                         10.57%          8.22%                $848,362         .79%         5.44%             8%
    1996                          8.54           5.49                  839,304         .80          5.50             33
    1995                         22.62          16.43                  849,583         .81          5.73             30
    1994                        (19.13)         (6.43)                 801,482         .82          5.64             22
    1993                         22.55          18.34                  876,821         .80          5.76              7
    1992                          5.32           9.36                  815,993         .78          6.06              5
12/19/90 to
    10/31/91                      8.04          10.83                  801,050         .77*         6.14*            33
Insured Opportunity
Year ended 10/31:
    1997                         10.18           8.32                  1,861,771       .78          5.34              8
    1996                          9.77           6.50                  1,837,731       .78          5.38             18
    1995                         22.78          18.74                  1,841,780       .79          5.59             16
    1994                        (13.60)         (7.59)                 1,717,023       .79          5.44             20
    1993                         23.41          20.75                  1,892,814       .81          5.36              5
    1992                          (.14)          8.21                  1,745,207       .79          5.55             13
9/19/91 to
    10/31/91                      (.83)           .57                  1,116,736       .77*         4.00*           --
Premier Insured Income
Year ended 10/31:
    1997                         12.09           8.56                  443,173         .80          5.18              4
    1996                          9.23           5.93                  436,134         .80          5.22              3
    1995                         24.14          17.73                  436,920         .81          5.40              5
    1994                        (14.53)         (8.06)                 408,690         .81          5.30              4
    1993                         19.03          23.67                  451,289         .81          5.31              9
12/19/91 to
    10/31/92                     (2.77)          4.13                  407,907         .81*         5.00*             3
Insured Premium Income 2
Year ended 10/31:
    1997                         15.45          10.15                  775,213         .80          4.89             37
    1996                          6.95           5.70                  754,329         .86          4.78             32
    1995                         23.46          26.20                  427,908         .83          5.07             30
    1994                        (23.99)        (18.24)                 385,692         .83          4.83             25
7/22/93 to
    10/31/93                     (7.08)          2.16                  295,074         .86*         3.16*           --

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders.

Independent Auditor's Report

THE BOARD OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. and Nuveen Insured Premium Income Municipal Fund 2 as of October 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. and Nuveen Insured Premium Income Municipal Fund 2 at October 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.


Ernst & Young LLP


Chicago, Illinois
December 12, 1997

FUND INFORMATION


BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

(800) 257-8787


LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.


INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

(continued from inside front cover)
before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.


FLEXIBILITY
You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can also reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at (800) 257-8787.

Serving Investors for Generations

Photo of: John Nuveen, Sr.

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies whose aim is to provide consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to help ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or preservation of capital, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com


FAN-4.10.97